UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21323
Investment Company Act File Number
Eaton Vance Limited Duration Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
April 30
Date of Fiscal Year End
January 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Limited Duration Income Fund	as of January 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 36.8%(1)

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Aerospace and Defense — 0.8%
		Aveos Fleet Performance, Inc.
	89	Revolving Loan, 3.86%, Maturing March 12, 2013(2)	$88,466
	59	Term Loan, 11.25%, Maturing March 12, 2013	58,977
	162	Term Loan - Second Lien, 10.75%, Maturing March 12, 2015(3)	154,131
		Avio Holding SpA
EUR	700	Term Loan - Second Lien, 5.12%, Maturing June 14, 2016	944,029
		Booz Allen Hamilton, Inc.
	2,965	Term Loan, 6.00%, Maturing July 31, 2015	2,974,303
		DAE Aviation Holdings, Inc.
	652	Term Loan, 4.06%, Maturing July 31, 2014	648,268
	675	Term Loan, 4.06%, Maturing July 31, 2014	671,203
		Delos Aircraft, Inc.
	775	Term Loan, 7.00%, Maturing March 17, 2016	784,964
		Doncasters (Dunde HoldCo 4 Ltd.)
	559	Term Loan, 4.26%, Maturing July 13, 2015	530,576
	559	Term Loan, 4.76%, Maturing July 13, 2015	530,576
GBP	1,234	Term Loan - Second Lien, 6.60%, Maturing January 13, 2016	1,787,127
		Evergreen International Aviation
	809	Term Loan, 10.50%, Maturing October 31, 2011(3)	805,380
		Hawker Beechcraft Acquisition
	2,563	Term Loan, 2.27%, Maturing March 26, 2014	2,292,902
	131	Term Loan, 2.30%, Maturing March 26, 2014	116,844
		IAP Worldwide Services, Inc.
	1,040	Term Loan, 8.25%, Maturing December 30, 2012	1,038,354
		International Lease Finance Co.
	1,050	Term Loan, 6.75%, Maturing March 17, 2015	1,063,313
		Wesco Aircraft Hardware Corp.
	1,295	Term Loan, 2.51%, Maturing September 30, 2013	1,296,802
		Wyle Laboratories, Inc.
	945	Term Loan, 7.75%, Maturing March 25, 2016	952,926

			$16,739,141

Automotive — 1.6%
		Adesa, Inc.
	3,748	Term Loan, 3.01%, Maturing October 18, 2013	$3,748,942
		Allison Transmission, Inc.
	5,864	Term Loan, 3.02%, Maturing August 7, 2014	5,860,807
		Federal-Mogul Corp.
	4,073	Term Loan, 2.20%, Maturing December 29, 2014	3,966,706
	3,619	Term Loan, 2.20%, Maturing December 28, 2015	3,524,435
		Ford Motor Co.
	832	Term Loan, 3.02%, Maturing December 16, 2013	834,727
	3,732	Term Loan, 3.02%, Maturing December 16, 2013	3,745,560
		Goodyear Tire & Rubber Co.
	4,450	Term Loan - Second Lien, 1.96%, Maturing April 30, 2014	4,382,138
		HHI Holdings, LLC
	963	Term Loan, 10.50%, Maturing March 30, 2015	979,386
		Keystone Automotive Operations, Inc.
	1,281	Term Loan, 3.76%, Maturing January 12, 2012	1,181,545
		TriMas Corp.
	198	Term Loan, 6.00%, Maturing August 2, 2011	199,926
	2,470	Term Loan, 6.00%, Maturing December 15, 2015	2,488,576

			$30,912,748

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Beverage and Tobacco — 0.1%
		Constellation Brands, Inc.
	349	Term Loan, 3.06%, Maturing June 5, 2015	$352,646
		Liberator Midco Ltd.
GBP	811	Term Loan, 11.34%, Maturing November 3, 2016(3)	1,316,155
		Maine Beverage Co., LLC
	284	Term Loan, 2.05%, Maturing March 31, 2013	273,668

			$1,942,469

Building and Development — 0.7%
		Beacon Sales Acquisition, Inc.
	831	Term Loan, 2.29%, Maturing September 30, 2013	$816,600
		Brickman Group Holdings, Inc.
	1,325	Term Loan, 7.25%, Maturing October 14, 2016	1,354,812
		Building Materials Corp. of America
	984	Term Loan, 3.06%, Maturing February 24, 2014	991,449
		Forestar USA Real Estate Group, Inc.
	311	Revolving Loan, 0.67%, Maturing August 6, 2013(2)	298,939
	2,854	Term Loan, 6.50%, Maturing August 6, 2015	2,811,530
		NCI Building Systems, Inc.
	626	Term Loan, 8.00%, Maturing April 18, 2014	618,444
		Panolam Industries Holdings, Inc.
	2,033	Term Loan, 8.25%, Maturing December 31, 2013	1,884,386
		RE/MAX International, Inc.
	2,357	Term Loan, 5.50%, Maturing April 15, 2016	2,380,759
		Realogy Corp.
	117	Term Loan, 3.26%, Maturing October 10, 2013	113,405
	985	Term Loan, 3.29%, Maturing October 10, 2013	956,952
		South Edge, LLC
	288	Term Loan, 0.00%, Maturing October 31, 2009(4)	150,219
		WCI Communities, Inc.
	711	Term Loan, 10.06%, Maturing September 2, 2016(3)	690,018

			$13,067,513

Business Equipment and Services — 3.4%
		Activant Solutions, Inc.
	256	Term Loan, 2.31%, Maturing May 2, 2013	$253,567
	1,533	Term Loan, 4.81%, Maturing February 2, 2016	1,548,635
		Advantage Sales & Marketing, Inc.
	1,900	Term Loan, 5.25%, Maturing December 18, 2017	1,916,957
		Affinion Group, Inc.
	4,665	Term Loan, 5.00%, Maturing October 10, 2016	4,702,651
		Allied Barton Security Service
	1,086	Term Loan, 7.75%, Maturing February 18, 2015	1,087,190
		Dealer Computer Services, Inc.
	1,961	Term Loan, 5.25%, Maturing April 21, 2017	1,980,835
		Education Management, LLC
	4,173	Term Loan, 2.06%, Maturing June 3, 2013	4,108,724
		First American Corp.
	1,169	Term Loan, 4.75%, Maturing April 12, 2016	1,180,086
		Infogroup, Inc.
	896	Term Loan, 6.25%, Maturing July 1, 2016	907,813
		Information Resources, Inc.
	1,240	Term Loan, 3.30%, Maturing May 16, 2014	1,241,717
		iPayment, Inc.
	2,036	Term Loan, 2.31%, Maturing May 10, 2013	2,005,850
		Kronos, Inc.
	1,468	Term Loan, 2.05%, Maturing June 11, 2014	1,465,628
		Mitchell International, Inc.
	2,500	Term Loan - Second Lien, 5.56%, Maturing March 30, 2015	2,256,250

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		NE Customer Service
	2,059	Term Loan, 6.00%, Maturing March 23, 2016	$2,057,713
		Quantum Corp.
	226	Term Loan, 3.80%, Maturing July 14, 2014	224,686
		Quintiles Transnational Corp.
	1,188	Term Loan, 2.31%, Maturing March 29, 2013	1,188,346
	165	Term Loan - Second Lien, 4.31%, Maturing March 31, 2014	165,227
		Sabre, Inc.
	7,563	Term Loan, 2.28%, Maturing September 30, 2014	7,085,909
		Safenet, Inc.
	970	Term Loan, 2.76%, Maturing April 12, 2014	965,000
		Serena Software, Inc.
	1,548	Term Loan, 2.30%, Maturing March 10, 2013	1,548,587
		Sitel (Client Logic)
	1,171	Term Loan, 5.80%, Maturing January 30, 2014	1,152,065
		Solera Holdings, LLC
EUR	1,068	Term Loan, 2.81%, Maturing May 16, 2014	1,443,672
		SunGard Data Systems, Inc.
	439	Term Loan, 2.01%, Maturing February 28, 2014	438,358
	13,378	Term Loan, 3.91%, Maturing February 26, 2016	13,464,121
		Travelport, LLC
	446	Term Loan, 4.80%, Maturing August 21, 2015	435,180
	2,223	Term Loan, 4.96%, Maturing August 21, 2015	2,168,846
EUR	1,052	Term Loan, 5.50%, Maturing August 21, 2015	1,378,597
		U.S. Security Holdings, Inc.
	806	Term Loan, 4.01%, Maturing May 8, 2013	790,101
		Valassis Communications, Inc.
	397	Term Loan, 2.56%, Maturing March 2, 2014	397,444
	1,717	Term Loan, 2.56%, Maturing March 2, 2014	1,719,893
		West Corp.
	555	Term Loan, 2.74%, Maturing October 24, 2013	554,618
	3,870	Term Loan, 4.59%, Maturing July 15, 2016	3,916,709
	1,360	Term Loan, 4.61%, Maturing July 15, 2016	1,376,092

			$67,127,067

Cable and Satellite Television — 2.6%
		Bragg Communications, Inc.
	1,562	Term Loan, 2.79%, Maturing August 31, 2014	$1,544,886
		Cequel Communications, LLC
	2,837	Term Loan, 2.26%, Maturing November 5, 2013	2,838,932
		Charter Communications Operating, LLC
	5,911	Term Loan, 2.26%, Maturing March 6, 2014	5,919,243
		CSC Holdings, Inc.
	2,650	Term Loan, 2.01%, Maturing March 29, 2016	2,664,037
		Foxco Acquisition Sub, LLC
	969	Term Loan, 7.50%, Maturing July 14, 2015	970,255
		Insight Midwest Holdings, LLC
	4,359	Term Loan, 2.02%, Maturing April 7, 2014	4,352,136
		MCC Iowa, LLC
	2,353	Term Loan, 2.01%, Maturing January 31, 2015	2,294,616
		Mediacom Broadband, LLC
	1,841	Term Loan, 4.50%, Maturing October 23, 2017	1,844,201
		Mediacom Illinois, LLC
	4,645	Term Loan, 2.01%, Maturing January 31, 2015	4,495,685
		Mediacom, LLC
	1,020	Term Loan, 4.50%, Maturing October 23, 2017	1,021,150
		ProSiebenSat.1 Media AG
EUR	1,045	Term Loan, 3.68%, Maturing March 6, 2015	1,309,992
EUR	1,187	Term Loan, 2.91%, Maturing June 26, 2015	1,580,200
EUR	48	Term Loan, 2.91%, Maturing July 3, 2015	64,129

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	1,045	Term Loan, 3.93%, Maturing March 4, 2016	$1,309,992
EUR	504	Term Loan, 8.30%, Maturing March 6, 2017(3)	609,295
EUR	452	Term Loan - Second Lien, 5.05%, Maturing September 2, 2016	552,103
		UPC Broadband Holding B.V.
	985	Term Loan, 3.76%, Maturing December 30, 2016	984,548
EUR	4,531	Term Loan, 4.54%, Maturing December 31, 2016	6,183,829
	1,815	Term Loan, 3.76%, Maturing December 29, 2017	1,819,366
EUR	1,962	Term Loan, 4.79%, Maturing December 31, 2017	2,670,323
		Virgin Media Investment Holding
GBP	1,000	Term Loan, 4.03%, Maturing June 30, 2015	1,607,857
GBP	1,000	Term Loan, 4.53%, Maturing December 31, 2015	1,611,529
		YPSO Holding SA
EUR	581	Term Loan, 4.62%, Maturing June 16, 2014(3)	676,935
EUR	948	Term Loan, 4.62%, Maturing June 16, 2014(3)	1,104,472
EUR	1,506	Term Loan, 4.62%, Maturing June 16, 2014(3)	1,754,091

			$51,783,802

Chemicals and Plastics — 2.0%
		Brenntag Holding GmbH and Co. KG
	1,965	Term Loan, 3.77%, Maturing January 20, 2014	$1,973,465
	290	Term Loan, 3.77%, Maturing January 20, 2014	290,892
	1,300	Term Loan - Second Lien, 6.45%, Maturing July 17, 2015	1,317,333
		Celanese Holdings, LLC
	4,128	Term Loan, 3.30%, Maturing October 31, 2016	4,176,945
EUR	1,359	Term Loan, 3.94%, Maturing October 31, 2016	1,869,838
		Hexion Specialty Chemicals, Inc.
	390	Term Loan, 4.06%, Maturing May 5, 2015	392,353
	875	Term Loan, 4.06%, Maturing May 5, 2015	879,251
	2,330	Term Loan, 4.06%, Maturing May 5, 2015	2,338,292
		Huish Detergents, Inc.
	1,230	Term Loan, 2.01%, Maturing April 26, 2014	1,199,992
		Huntsman International, LLC
	2,960	Term Loan, 1.80%, Maturing April 21, 2014	2,949,080
		INEOS Group
	214	Term Loan, 7.50%, Maturing December 16, 2013	221,690
EUR	1,326	Term Loan, 7.50%, Maturing December 16, 2013	1,898,395
	214	Term Loan, 8.00%, Maturing December 16, 2014	221,826
EUR	1,327	Term Loan, 8.00%, Maturing December 16, 2014	1,900,415
EUR	500	Term Loan, 9.00%, Maturing December 16, 2015	715,320
		ISP Chemco, Inc.
	1,915	Term Loan, 1.81%, Maturing June 4, 2014	1,905,277
		Kraton Polymers, LLC
	2,090	Term Loan, 2.31%, Maturing May 13, 2013	2,072,315
		MacDermid, Inc.
EUR	828	Term Loan, 3.07%, Maturing April 11, 2014	1,053,081
		Millenium Inorganic Chemicals
	463	Term Loan, 2.55%, Maturing May 15, 2014	460,003
		Momentive Performance Material
	1,862	Term Loan, 2.56%, Maturing December 4, 2013	1,856,193
		Nalco Co.
	1,571	Term Loan, 4.50%, Maturing October 5, 2017	1,592,468
		Rockwood Specialties Group, Inc.
	2,989	Term Loan, 6.00%, Maturing May 15, 2014	3,001,209
		Schoeller Arca Systems Holding
EUR	289	Term Loan, 5.53%, Maturing November 16, 2015(5)	273,065
EUR	824	Term Loan, 5.53%, Maturing November 16, 2015(5)	778,558
EUR	887	Term Loan, 5.53%, Maturing November 16, 2015(5)	837,804
		Solutia, Inc.
	2,556	Term Loan, 4.50%, Maturing March 17, 2017	2,582,037

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Styron S.A.R.L.
	975	Term Loan, 7.50%, Maturing June 17, 2016	$991,453

			$39,748,550

Clothing/Textiles — 0.1%
		Phillips Van Heusen Corp.
	1,193	Term Loan, 4.75%, Maturing May 6, 2016	$1,204,848

			$1,204,848

Conglomerates — 0.7%
		Gentek
	673	Term Loan, 6.75%, Maturing October 6, 2015	$689,304
		Jarden Corp.
	1,362	Term Loan, 3.55%, Maturing January 26, 2015	1,375,476
		Manitowoc Company, Inc. (The)
	526	Term Loan, 5.31%, Maturing November 6, 2013	529,501
	573	Term Loan, 8.00%, Maturing November 6, 2014	582,236
		RBS Global, Inc.
	408	Term Loan, 2.56%, Maturing July 19, 2013	403,070
	2,682	Term Loan, 2.81%, Maturing July 19, 2013	2,674,425
		RGIS Holdings, LLC
	101	Term Loan, 2.80%, Maturing April 30, 2014	98,006
	2,016	Term Loan, 2.80%, Maturing April 30, 2014	1,960,117
		Service Master Co.
	90	Term Loan, 2.76%, Maturing July 24, 2014	89,013
	905	Term Loan, 2.77%, Maturing July 24, 2014	893,840
		US Investigations Services, Inc.
	3,559	Term Loan, 3.05%, Maturing February 21, 2015	3,536,264
		Vertrue, Inc.
	984	Term Loan, 3.31%, Maturing August 16, 2014	893,165

			$13,724,417

Containers and Glass Products — 1.4%
		Berry Plastics Corp.
	4,516	Term Loan, 2.28%, Maturing April 3, 2015	$4,436,381
		Consolidated Container Co.
	2,000	Term Loan - Second Lien, 5.75%, Maturing September 28, 2014	1,747,500
		Graham Packaging Holdings Co.
	4,003	Term Loan, 6.75%, Maturing April 5, 2014	4,073,748
	998	Term Loan, 6.00%, Maturing September 23, 2016	1,017,243
		Graphic Packaging International, Inc.
	6,123	Term Loan, 2.30%, Maturing May 16, 2014	6,142,048
		JSG Acquisitions
EUR	797	Term Loan, 4.06%, Maturing December 31, 2014	1,095,190
EUR	788	Term Loan, 4.22%, Maturing December 31, 2014	1,083,909
		Kranson Industries, Inc.
	995	Term Loan, 2.51%, Maturing July 31, 2013	961,000
		Pelican Products, Inc.
	800	Term Loan, 5.75%, Maturing November 30, 2016	810,500
		Reynolds Group Holdings, Inc.
	1,000	Term Loan, 6.25%, Maturing August 6, 2015	1,005,625
	2,105	Term Loan, 6.25%, Maturing May 5, 2016	2,122,479
	1,325	Term Loan, 6.50%, Maturing May 5, 2016	1,333,830
		Smurfit Kappa Acquisitions
EUR	115	Term Loan, 4.14%, Maturing December 31, 2014	157,639
EUR	138	Term Loan, 4.24%, Maturing December 31, 2014	189,271
		Tegrant Holding Corp.
	1,925	Term Loan, 3.53%, Maturing March 8, 2013	1,780,625

			$27,956,988

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Cosmetics/Toiletries — 0.5%
		Alliance Boots Holdings, Ltd.
GBP	2,950	Term Loan, 3.57%, Maturing July 5, 2015	$4,487,215
EUR	1,000	Term Loan, 3.78%, Maturing July 5, 2015	1,324,843
		Bausch & Lomb, Inc.
	535	Term Loan, 3.51%, Maturing April 24, 2015	537,508
	2,202	Term Loan, 3.54%, Maturing April 24, 2015	2,213,745
		KIK Custom Products, Inc.
	1,900	Term Loan - Second Lien, 5.30%, Maturing November 30, 2014	1,296,750
		Prestige Brands, Inc.
	1,036	Term Loan, 4.75%, Maturing March 24, 2016	1,046,802

			$10,906,863

Drugs — 0.2%
		Graceway Pharmaceuticals, LLC
	983	Term Loan, 5.01%, Maturing May 3, 2012	$464,865
	1,415	Term Loan, 10.01%, Maturing November 3, 2013(3)(5)	24,837
	2,000	Term Loan - Second Lien, 0.00%, Maturing May 3, 2013(6)	185,000
		Pharmaceutical Holdings Corp.
	127	Term Loan, 4.51%, Maturing January 30, 2012	125,378
		Warner Chilcott Corp.
	1,301	Term Loan, 6.00%, Maturing October 30, 2014	1,305,428
	66	Term Loan, 6.25%, Maturing April 30, 2015	66,534
	855	Term Loan, 6.25%, Maturing April 30, 2015	863,010
	1,403	Term Loan, 6.25%, Maturing April 30, 2015	1,415,910

			$4,450,962

Ecological Services and Equipment — 0.2%
		Big Dumpster Merger Sub, Inc.
	806	Term Loan, 2.51%, Maturing February 5, 2013	$641,885
		Cory Environmental Holdings
GBP	500	Term Loan - Second Lien, 5.04%, Maturing September 30, 2014	620,717
		Environmental Systems Products Holdings, Inc.
	292	Term Loan - Second Lien, 13.50%, Maturing September 12, 2014	255,956
		Kemble Water Structure, Ltd.
GBP	500	Term Loan - Second Lien, 5.03%, Maturing October 13, 2013	786,242
		Sensus Metering Systems, Inc.
	691	Term Loan, 7.00%, Maturing June 3, 2013	696,057
		Wastequip, Inc.
	930	Term Loan, 2.51%, Maturing February 5, 2013	741,278

			$3,742,135

Electronics/Electrical — 1.4%
		Aspect Software, Inc.
	1,935	Term Loan, 6.25%, Maturing April 19, 2016	$1,957,955
		Christie/Aix, Inc.
	853	Term Loan, 5.25%, Maturing April 29, 2016	853,070
		Freescale Semiconductor, Inc.
	4,363	Term Loan, 4.51%, Maturing December 1, 2016	4,380,599
		Infor Enterprise Solutions Holdings
	260	Term Loan, 5.01%, Maturing July 28, 2015	243,163
	2,071	Term Loan, 6.01%, Maturing July 28, 2015	2,020,208
	3,969	Term Loan, 6.01%, Maturing July 28, 2015	3,864,600
	500	Term Loan - Second Lien, 5.76%, Maturing March 2, 2014	386,562
	550	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	423,500
	950	Term Loan - Second Lien, 6.51%, Maturing March 2, 2014	735,459
		Network Solutions, LLC
	2,123	Term Loan, 2.51%, Maturing March 7, 2014	2,046,273
		Open Solutions, Inc.
	2,359	Term Loan, 2.43%, Maturing January 23, 2014	2,064,915

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Sensata Technologies Finance Co.
	5,724	Term Loan, 2.05%, Maturing April 26, 2013	$5,723,555
		SS&C Technologies, Inc.
	1,494	Term Loan, 2.30%, Maturing November 23, 2012	1,486,072
		VeriFone, Inc.
	906	Term Loan, 3.01%, Maturing October 31, 2013	907,873
		Vertafore, Inc.
	1,070	Term Loan, 7.24%, Maturing July 29, 2016	1,075,976

			$28,169,780

Equipment Leasing — 0.2%
		Hertz Corp.
	3,706	Term Loan, 2.01%, Maturing December 21, 2012	$3,707,346
	689	Term Loan, 2.03%, Maturing December 21, 2012	689,078

			$4,396,424

Farming/Agriculture — 0.0%(7)
		CF Industries, Inc.
	605	Term Loan, 4.25%, Maturing April 6, 2015	$609,158

			$609,158

Financial Intermediaries — 1.0%
		Asset Acceptance Capital Corp.
	980	Term Loan, 3.80%, Maturing June 5, 2013	$962,850
		Citco III, Ltd.
	2,312	Term Loan, 4.46%, Maturing June 30, 2014	2,300,023
		E.A. Viner International Co.
	270	Term Loan, 4.81%, Maturing July 31, 2013	267,340
		EURONET Worldwide, Inc.
	1,793	Term Loan, 2.29%, Maturing April 4, 2014	1,746,250
		Grosvenor Capital Management
	633	Term Loan, 4.31%, Maturing December 5, 2016	625,048
		Jupiter Asset Management Group
GBP	430	Term Loan, 4.35%, Maturing March 17, 2015	684,970
		LPL Holdings, Inc.
	1,157	Term Loan, 2.04%, Maturing June 28, 2013	1,159,148
	3,643	Term Loan, 4.25%, Maturing June 25, 2015	3,671,435
		MSCI, Inc.
	4,055	Term Loan, 4.75%, Maturing June 1, 2016	4,102,774
		Nuveen Investments, Inc.
	1,842	Term Loan, 3.30%, Maturing November 13, 2014	1,805,404
	2,153	Term Loan, 5.80%, Maturing May 12, 2017	2,172,978
		RJO Holdings Corp. (RJ O’Brien)
	32	Term Loan, 6.27%, Maturing December 10, 2015(5)	26,624
	1,029	Term Loan, 6.27%, Maturing December 10, 2015(5)	821,383

			$20,346,227

Food Products — 1.1%
		Acosta, Inc.
	2,889	Term Loan, 2.51%, Maturing July 28, 2013	$2,887,069
		American Seafoods Group, LLC
	880	Term Loan, 5.50%, Maturing May 7, 2015	885,938
		Dean Foods Co.
	5,727	Term Loan, 1.81%, Maturing April 2, 2014	5,589,430
		Dole Food Company, Inc.
	708	Term Loan, 5.04%, Maturing March 2, 2017	715,711
	285	Term Loan, 5.06%, Maturing March 2, 2017	288,157
		Pierre Foods, Inc.
	1,372	Term Loan, 7.00%, Maturing September 30, 2016	1,387,850
		Pinnacle Foods Finance, LLC
	7,111	Term Loan, 2.76%, Maturing April 2, 2014	7,102,470

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Provimi Group SA
	188	Term Loan, 2.51%, Maturing June 28, 2015	$183,624
	231	Term Loan, 2.51%, Maturing June 28, 2015	225,972
EUR	243	Term Loan, 3.12%, Maturing June 28, 2015	325,178
EUR	392	Term Loan, 3.12%, Maturing June 28, 2015	524,677
EUR	419	Term Loan, 3.12%, Maturing June 28, 2015	560,404
EUR	540	Term Loan, 3.12%, Maturing June 28, 2015	722,665
	148	Term Loan - Second Lien, 4.51%, Maturing December 28, 2016	136,379
EUR	24	Term Loan - Second Lien, 5.12%, Maturing December 28, 2016	30,460
EUR	331	Term Loan - Second Lien, 5.12%, Maturing December 28, 2016	417,179

			$21,983,163

Food Service — 1.2%
		Aramark Corp.
	137	Term Loan, 2.14%, Maturing January 27, 2014	$137,466
	1,696	Term Loan, 2.18%, Maturing January 27, 2014	1,701,577
GBP	960	Term Loan, 2.76%, Maturing January 27, 2014	1,491,643
	246	Term Loan, 3.51%, Maturing July 26, 2016	248,310
	3,742	Term Loan, 3.55%, Maturing July 26, 2016	3,775,716
		Buffets, Inc.
	1,562	Term Loan, 12.00%, Maturing April 21, 2015(3)	1,494,723
	156	Term Loan, 7.55%, Maturing April 22, 2015(3)	119,564
		Burger King Corp.
	3,175	Term Loan, 6.25%, Maturing October 19, 2016	3,229,321
		CBRL Group, Inc.
	1,186	Term Loan, 1.79%, Maturing April 29, 2013	1,183,811
	757	Term Loan, 2.79%, Maturing April 27, 2016	757,966
		Denny’s, Inc.
	792	Term Loan, 6.50%, Maturing September 20, 2016	803,880
		DineEquity, Inc.
	1,974	Term Loan, 6.00%, Maturing October 19, 2017	2,009,036
		JRD Holdings, Inc.
	1,823	Term Loan, 2.51%, Maturing July 2, 2014	1,805,609
		NPC International, Inc.
	405	Term Loan, 2.02%, Maturing May 3, 2013	402,963
		OSI Restaurant Partners, LLC
	156	Term Loan, 2.56%, Maturing June 14, 2013	153,283
	1,558	Term Loan, 2.63%, Maturing June 14, 2014	1,533,835
		QCE Finance, LLC
	898	Term Loan, 5.01%, Maturing May 5, 2013	849,559
		Sagittarius Restaurants, LLC
	639	Term Loan, 7.51%, Maturing May 18, 2015	640,903
		Selecta
EUR	741	Term Loan - Second Lien, 5.24%, Maturing December 28, 2015	725,637
		Wendy’s/Arby’s Restaurants, LLC
	1,070	Term Loan, 5.00%, Maturing May 24, 2017	1,080,656

			$24,145,458

Food/Drug Retailers — 0.9%
		General Nutrition Centers, Inc.
	3,158	Term Loan, 2.54%, Maturing September 16, 2013	$3,148,005
		NBTY, Inc.
	2,325	Term Loan, 6.25%, Maturing October 2, 2017	2,364,962
		Pantry, Inc. (The)
	315	Term Loan, 2.01%, Maturing May 15, 2014	308,901
	1,093	Term Loan, 2.01%, Maturing May 15, 2014	1,072,815
		Rite Aid Corp.
	5,361	Term Loan, 2.02%, Maturing June 4, 2014	5,165,334
	2,204	Term Loan, 6.00%, Maturing June 4, 2014	2,219,900

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Roundy’s Supermarkets, Inc.
	3,683	Term Loan, 7.00%, Maturing November 3, 2013	$3,709,679

			$17,989,596

Forest Products — 0.2%
		Georgia-Pacific Corp.
	3,657	Term Loan, 2.30%, Maturing December 21, 2012	$3,668,739
	1,294	Term Loan, 3.55%, Maturing December 23, 2014	1,304,637

			$4,973,376

Health Care — 4.0%
		AMR HoldCo, Inc.
	1,963	Term Loan, 3.26%, Maturing April 8, 2015	$1,962,500
		Aveta Holdings, LLC
	684	Term Loan, 8.50%, Maturing April 14, 2015	689,000
	684	Term Loan, 8.50%, Maturing April 14, 2015	689,000
		Biomet, Inc.
	3,870	Term Loan, 3.29%, Maturing March 25, 2015	3,889,083
EUR	1,717	Term Loan, 3.85%, Maturing March 25, 2015	2,343,911
		Bright Horizons Family Solutions, Inc.
	244	Term Loan, 7.50%, Maturing May 28, 2015	245,752
		Cardinal Health 409, Inc.
	1,106	Term Loan, 2.51%, Maturing April 10, 2014	1,078,658
		Carestream Health, Inc.
	3,695	Term Loan, 2.26%, Maturing April 30, 2013	3,673,403
		Carl Zeiss Vision Holding GmbH
	1,170	Term Loan, 1.87%, Maturing October 24, 2014	1,047,150
	130	Term Loan, 4.00%, Maturing September 30, 2019	102,700
		Catalent Pharma Solutions
EUR	1,930	Term Loan, 3.12%, Maturing April 10, 2014	2,444,276
		CDRL MS, Inc.
	998	Term Loan, 6.75%, Maturing September 29, 2016	1,016,203
		Community Health Systems, Inc.
	367	Term Loan, 2.54%, Maturing July 25, 2014	365,302
	7,117	Term Loan, 2.54%, Maturing July 25, 2014	7,090,714
	3,578	Term Loan, 3.79%, Maturing January 25, 2017	3,607,936
		ConMed Corp.
	580	Term Loan, 1.76%, Maturing April 12, 2013	545,102
		Dako EQT Project Delphi
	750	Term Loan - Second Lien, 4.05%, Maturing December 12, 2016	658,125
		DJO Finance, LLC
	840	Term Loan, 3.26%, Maturing May 20, 2014	834,773
		Fenwal, Inc.
	144	Term Loan, 2.54%, Maturing February 28, 2014	134,542
	839	Term Loan, 2.54%, Maturing February 28, 2014	784,829
		Fresenius Medical Care Holdings
	3,445	Term Loan, 1.68%, Maturing March 31, 2013	3,443,132
		Fresenius SE
	359	Term Loan, 4.50%, Maturing September 10, 2014	362,165
	629	Term Loan, 4.50%, Maturing September 10, 2014	634,013
		Grifols SA
	2,400	Term Loan, Maturing November 23, 2016(8)	2,440,750
		HCA, Inc.
	1,652	Term Loan, 2.55%, Maturing November 18, 2013	1,650,742
	4,961	Term Loan, 3.55%, Maturing March 31, 2017	5,020,648
		Health Management Associates, Inc.
	5,571	Term Loan, 2.05%, Maturing February 28, 2014	5,561,433
		Iasis Healthcare, LLC
	113	Term Loan, 2.26%, Maturing March 14, 2014	112,017
	413	Term Loan, 2.26%, Maturing March 14, 2014	409,562
	1,192	Term Loan, 2.26%, Maturing March 14, 2014	1,183,284

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		IM U.S. Holdings, LLC
	900	Term Loan - Second Lien, 4.51%, Maturing June 26, 2015	$897,750
		inVentiv Health, Inc.
	995	Term Loan, 6.50%, Maturing August 4, 2016	1,009,925
		Lifepoint Hospitals, Inc.
	2,901	Term Loan, 3.04%, Maturing April 15, 2015	2,909,224
		MPT Operating Partnership, L.P.
	1,261	Term Loan, 5.00%, Maturing May 17, 2016	1,267,263
		MultiPlan, Inc.
	2,764	Term Loan, 6.50%, Maturing August 26, 2017	2,795,954
		Mylan, Inc.
	152	Term Loan, 3.56%, Maturing October 2, 2014	152,741
		National Mentor Holdings, Inc.
	81	Term Loan, 2.15%, Maturing June 29, 2013	80,388
	1,307	Term Loan, 4.25%, Maturing June 29, 2013	1,294,133
		Nyco Holdings
EUR	868	Term Loan, 4.87%, Maturing December 29, 2014	1,171,423
EUR	868	Term Loan, 5.37%, Maturing December 29, 2015	1,170,805
		Physiotherapy Associates, Inc.
	916	Term Loan, 7.50%, Maturing June 27, 2013	878,977
	500	Term Loan - Second Lien, 12.00%, Maturing June 27, 2014	427,700
		RadNet Management, Inc.
	1,365	Term Loan, 5.75%, Maturing April 1, 2016	1,370,658
		ReAble Therapeutics Finance, LLC
	1,099	Term Loan, 2.26%, Maturing November 18, 2013	1,096,514
		Select Medical Holdings Corp.
	1,501	Term Loan, 4.04%, Maturing August 22, 2014	1,510,738
	1,203	Term Loan, 4.05%, Maturing August 22, 2014	1,209,873
		Skillsoft Corp.
	995	Term Loan, 6.50%, Maturing May 26, 2017	1,009,925
		Sunrise Medical Holdings, Inc.
EUR	816	Term Loan, 6.75%, Maturing May 13, 2014	1,033,356
		Vanguard Health Holding Co., LLC
	1,244	Term Loan, 5.00%, Maturing January 29, 2016	1,256,714
		VWR Funding, Inc.
	2,279	Term Loan, 2.76%, Maturing June 30, 2014	2,263,423

			$78,828,189

Home Furnishings — 0.4%
		Hunter Fan Co.
	524	Term Loan, 2.77%, Maturing April 16, 2014	$484,761
	500	Term Loan - Second Lien, 7.01%, Maturing October 16, 2014	410,000
		National Bedding Co., LLC
	3,271	Term Loan, 3.81%, Maturing November 28, 2013	3,287,274
	2,550	Term Loan - Second Lien, 5.31%, Maturing February 28, 2014	2,530,875
		Oreck Corp.
	527	Term Loan - Second Lien, 3.80%, Maturing March 19, 2016(5)	475,016
		Sanitec Europe OY
EUR	387	Term Loan, 2.50%, Maturing June 24, 2016	435,147

			$7,623,073

Industrial Equipment — 1.2%
		Alliance Laundry Systems, LLC
	979	Term Loan, 6.25%, Maturing September 30, 2016	$992,408
		Brand Energy and Infrastructure Services, Inc.
	917	Term Loan, 2.56%, Maturing February 7, 2014	904,814
	991	Term Loan, 3.56%, Maturing February 7, 2014	986,766
		Bucyrus International, Inc.
	154	Term Loan, 4.25%, Maturing February 19, 2016	154,703

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Butterfly Wendel US, Inc.
	596	Term Loan, 3.29%, Maturing June 23, 2014	$571,382
	596	Term Loan, 4.04%, Maturing June 22, 2015	571,197
		EPD Holdings, (Goodyear Engineering Products)
	297	Term Loan, 2.76%, Maturing July 31, 2014	275,970
	2,072	Term Loan, 2.76%, Maturing July 31, 2014	1,926,814
	2,100	Term Loan - Second Lien, 6.01%, Maturing July 13, 2015	1,849,313
		Generac Acquisition Corp.
	1,913	Term Loan, 2.80%, Maturing November 11, 2013	1,912,284
		Gleason Corp.
	918	Term Loan, 2.05%, Maturing June 30, 2013	899,923
		Itron, Inc.
EUR	198	Term Loan, 4.52%, Maturing April 18, 2014	271,821
		Jason, Inc.
	100	Term Loan, 8.25%, Maturing September 21, 2014	99,959
	254	Term Loan, 8.25%, Maturing September 21, 2014	254,306
		John Maneely Co.
	4,191	Term Loan, 3.55%, Maturing December 9, 2013	4,151,406
		KION Group GmbH
	254	Term Loan, 4.01%, Maturing December 23, 2014(3)	237,672
	254	Term Loan, 4.26%, Maturing December 23, 2015(3)	237,672
		Pinafore, LLC
	2,368	Term Loan, 6.25%, Maturing September 29, 2016	2,407,843
		Polypore, Inc.
	4,102	Term Loan, 2.26%, Maturing July 3, 2014	4,029,915
		Sequa Corp.
	1,191	Term Loan, 3.56%, Maturing December 3, 2014	1,178,138

			$23,914,306

Insurance — 0.5%
		Alliant Holdings I, Inc.
	2,759	Term Loan, 3.30%, Maturing August 21, 2014	$2,689,793
		AmWINS Group, Inc.
	500	Term Loan - Second Lien, 5.81%, Maturing June 8, 2014	438,333
		Crawford & Company
	1,522	Term Loan, 5.25%, Maturing October 30, 2013	1,509,223
		Crump Group, Inc.
	855	Term Loan, 3.26%, Maturing August 1, 2014	843,370
		HUB International Holdings, Inc.
	213	Term Loan, 2.80%, Maturing June 13, 2014	211,952
	946	Term Loan, 2.80%, Maturing June 13, 2014	942,917
		U.S.I. Holdings Corp.
	2,636	Term Loan, 2.76%, Maturing May 5, 2014	2,588,486
	987	Term Loan, 7.00%, Maturing May 5, 2014	986,266

			$10,210,340

Leisure Goods/Activities/Movies — 1.4%
		24 Hour Fitness Worldwide, Inc.
	995	Term Loan, 6.75%, Maturing April 22, 2016	$985,672
		AMC Entertainment, Inc.
	1,677	Term Loan, 3.51%, Maturing December 16, 2016	1,689,917
		Bombardier Recreational Products
	2,867	Term Loan, 2.81%, Maturing June 28, 2013	2,856,337
		Cedar Fair, L.P.
	2,462	Term Loan, 5.50%, Maturing December 15, 2016	2,500,082
		Cinemark, Inc.
	3,680	Term Loan, 3.53%, Maturing April 29, 2016	3,713,555
		Deluxe Entertainment Services
	41	Term Loan, 6.25%, Maturing May 11, 2013	39,801
	661	Term Loan, 6.25%, Maturing May 11, 2013	636,821
	500	Term Loan - Second Lien, 11.00%, Maturing November 11, 2013	492,500

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		National CineMedia, LLC
	3,075	Term Loan, 2.06%, Maturing February 13, 2015	$3,056,332
		Regal Cinemas Corp.
	4,066	Term Loan, 3.80%, Maturing November 21, 2016	4,100,381
		Revolution Studios Distribution Co., LLC
	1,613	Term Loan, 4.01%, Maturing December 21, 2014	1,282,696
	2,050	Term Loan - Second Lien, 7.26%, Maturing June 21, 2015(5)	676,500
		Six Flags Theme Parks, Inc.
	2,927	Term Loan, 5.50%, Maturing June 30, 2016	2,972,517
		Universal City Development Partners, Ltd.
	1,289	Term Loan, 5.50%, Maturing November 6, 2014	1,306,938
		Zuffa, LLC
	1,470	Term Loan, 2.31%, Maturing June 19, 2015	1,447,500

			$27,757,549

Lodging and Casinos — 1.3%
		Gala Electric Casinos, Ltd.
GBP	959	Term Loan, 4.89%, Maturing October 25, 2013	$1,452,324
GBP	959	Term Loan, 5.39%, Maturing October 27, 2014	1,452,324
		Harrah’s Operating Co.
	1,500	Term Loan, 3.30%, Maturing January 28, 2015	1,398,047
	1,778	Term Loan, 3.30%, Maturing January 28, 2015	1,660,847
	2,130	Term Loan, 3.30%, Maturing January 28, 2015	1,988,176
		Herbst Gaming, Inc.
	819	Term Loan, 10.00%, Maturing December 31, 2015	853,748
		Isle of Capri Casinos, Inc.
	942	Term Loan, 5.00%, Maturing November 25, 2013	943,408
	1,212	Term Loan, 5.00%, Maturing November 25, 2013	1,213,647
	3,029	Term Loan, 5.00%, Maturing November 25, 2013	3,034,119
		Las Vegas Sands, LLC
	727	Term Loan, 3.04%, Maturing November 23, 2016	723,428
	2,664	Term Loan, 3.04%, Maturing November 23, 2016	2,655,576
		LodgeNet Entertainment Corp.
	760	Term Loan, 2.31%, Maturing April 4, 2014	713,361
		Penn National Gaming, Inc.
	6,711	Term Loan, 2.03%, Maturing October 3, 2012	6,721,254
		Tropicana Entertainment, Inc.
	88	Term Loan, 15.00%, Maturing December 29, 2012	98,100
		VML US Finance, LLC
	1,896	Term Loan, 4.80%, Maturing May 27, 2013	1,906,223

			$26,814,582

Nonferrous Metals/Minerals — 0.5%
		Compass Minerals Group, Inc.
	368	Term Loan, 1.79%, Maturing December 22, 2012	$369,374
	1,720	Term Loan, 3.04%, Maturing January 15, 2016	1,724,059
		Euramax International, Inc.
	369	Term Loan, 10.00%, Maturing June 29, 2013	355,451
	349	Term Loan, 14.00%, Maturing June 29, 2013(3)	336,793
		Noranda Aluminum Acquisition
	357	Term Loan, 2.01%, Maturing May 18, 2014	356,748
		Novelis, Inc.
	2,100	Term Loan, 5.25%, Maturing December 19, 2016	2,140,688
		Oxbow Carbon and Mineral Holdings
	1,487	Term Loan, 3.80%, Maturing May 8, 2016	1,503,695
		Tube City IMS Corp.
	2,575	Term Loan, 2.26%, Maturing January 25, 2014	2,549,584
	324	Term Loan, 2.30%, Maturing January 25, 2014	321,081

			$9,657,473

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
Oil and Gas — 0.5%
		CGGVeritas Services, Inc.
	510	Term Loan, 5.50%, Maturing January 12, 2016	$513,825
		CITGO Petroleum Corp.
	1,463	Term Loan, 8.00%, Maturing June 24, 2015	1,537,088
	498	Term Loan, 9.00%, Maturing June 23, 2017	524,707
		Crestwood Holdings, LLC
	550	Term Loan, 10.50%, Maturing September 30, 2016	563,063
		Dresser, Inc.
	1,818	Term Loan, 2.53%, Maturing May 4, 2014	1,816,052
	2,250	Term Loan - Second Lien, 6.03%, Maturing May 4, 2015	2,250,704
		Dynegy Holdings, Inc.
	74	Term Loan, 4.01%, Maturing April 2, 2013	73,578
	926	Term Loan, 4.01%, Maturing April 2, 2013	923,463
		Sheridan Production Partners I, LLC
	136	Term Loan, 7.50%, Maturing April 20, 2017	137,364
	222	Term Loan, 7.50%, Maturing April 20, 2017	224,889
	1,677	Term Loan, 7.50%, Maturing April 20, 2017	1,697,170

			$10,261,903

Publishing — 1.7%
		Aster Zweite Beteiligungs GmbH
	1,075	Term Loan, 2.71%, Maturing September 27, 2013	$1,052,156
	1,194	Term Loan, 2.71%, Maturing September 27, 2013	1,169,049
	1,277	Term Loan, 2.71%, Maturing September 27, 2014	1,249,966
EUR	472	Term Loan, 3.39%, Maturing December 31, 2014	643,461
EUR	528	Term Loan, 3.39%, Maturing December 31, 2014	718,844
		Cengage Learning, Inc.
	1,676	Term Loan, 2.55%, Maturing July 3, 2014	1,651,824
		GateHouse Media Operating, Inc.
	2,949	Term Loan, 2.26%, Maturing August 28, 2014	1,415,334
	4,186	Term Loan, 2.26%, Maturing August 28, 2014	2,009,449
	973	Term Loan, 2.51%, Maturing August 28, 2014	467,016
		Getty Images, Inc.
	1,995	Term Loan, 5.25%, Maturing November 7, 2016	2,028,666
		Hanley-Wood, LLC
	970	Term Loan, 2.56%, Maturing March 8, 2014	468,025
		Laureate Education, Inc.
	474	Term Loan, 3.55%, Maturing August 17, 2014	462,383
	3,166	Term Loan, 3.55%, Maturing August 17, 2014	3,088,442
		MediaNews Group, Inc.
	172	Term Loan, 8.50%, Maturing March 19, 2014	169,838
		Merrill Communications, LLC
	1,382	Term Loan, 7.50%, Maturing December 24, 2012	1,385,382
		Nelson Education, Ltd.
	638	Term Loan, 2.80%, Maturing July 5, 2014	555,302
		Nielsen Finance, LLC
	8,038	Term Loan, 2.26%, Maturing August 9, 2013	8,048,875
		Penton Media, Inc.
	971	Term Loan, 5.00%, Maturing August 1, 2014(3)	800,918
		SGS International, Inc.
	630	Term Loan, 3.96%, Maturing September 30, 2013	625,135
		Source Interlink Companies, Inc.
	1,131	Term Loan, 10.75%, Maturing June 18, 2013	1,079,760
	720	Term Loan, 15.00%, Maturing March 18, 2014(3)	525,912
		Springer Science+Business Media S.A.
	2,000	Term Loan, 6.75%, Maturing June 17, 2016	2,040,000
		Star Tribune Co. (The)
	29	Term Loan, 8.00%, Maturing September 28, 2014	27,231
	25	Term Loan, 8.00%, Maturing September 29, 2014	24,205

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
		Xsys, Inc.
EUR	1,500	Term Loan - Second Lien, 5.55%, Maturing November 1, 2014	$1,978,421

			$33,685,594

Radio and Television — 1.2%
		Block Communications, Inc.
	1,995	Term Loan, 2.30%, Maturing December 22, 2011	$1,950,112
		CMP KC, LLC
	956	Term Loan, 0.00%, Maturing May 3, 2011(5)(6)	274,426
		CMP Susquehanna Corp.
	954	Revolving Loan, 0.50%, Maturing May 5, 2012(2)	901,235
	2,197	Term Loan, 2.31%, Maturing May 5, 2013	2,123,847
		Gray Television, Inc.
	755	Term Loan, 3.77%, Maturing December 31, 2014	747,023
		HIT Entertainment, Inc.
	998	Term Loan, 5.54%, Maturing June 1, 2012	985,306
		Live Nation Worldwide, Inc.
	2,829	Term Loan, 4.50%, Maturing November 7, 2016	2,845,102
		Mission Broadcasting, Inc.
	660	Term Loan, 5.00%, Maturing September 30, 2016	661,334
		NEP II, Inc.
	478	Term Loan, 2.54%, Maturing February 16, 2014	472,021
		New Young Broadcasting Holding Co., Inc.
	539	Term Loan, 8.00%, Maturing June 30, 2015	542,815
		Nexstar Broadcasting, Inc.
	1,032	Term Loan, 5.00%, Maturing September 30, 2016	1,034,394
		Raycom TV Broadcasting, LLC
	1,891	Term Loan, 1.81%, Maturing June 25, 2014	1,833,785
		Univision Communications, Inc.
	4,255	Term Loan, 2.51%, Maturing September 29, 2014	4,196,634
	4,255	Term Loan, 4.51%, Maturing March 31, 2017	4,178,358
		Weather Channel
	1,287	Term Loan, 5.00%, Maturing September 14, 2015	1,294,554

			$24,040,946

Rail Industries — 0.2%
		Kansas City Southern Railway Co.
	3,247	Term Loan, 2.04%, Maturing April 26, 2013	$3,247,000

			$3,247,000

Retailers (Except Food and Drug) — 0.8%
		Dollar General Corp.
	1,000	Term Loan, 3.01%, Maturing July 7, 2014	$1,003,409
		Michaels Stores, Inc.
	926	Term Loan, 2.56%, Maturing October 31, 2013	924,092
		Neiman Marcus Group, Inc.
	1,858	Term Loan, 4.30%, Maturing April 6, 2016	1,872,052
		Orbitz Worldwide, Inc.
	1,849	Term Loan, 3.28%, Maturing July 25, 2014	1,732,633
		Oriental Trading Co., Inc.
	1,900	Term Loan - Second Lien, 0.00%, Maturing January 31, 2014(6)	57,000
		Rent-A-Center, Inc.
	4	Term Loan, 2.06%, Maturing June 30, 2012	4,051
	971	Term Loan, 3.31%, Maturing March 31, 2015	973,417
		Savers, Inc.
	1,365	Term Loan, 5.75%, Maturing March 11, 2016	1,376,628
		Visant Corp.
	1,197	Term Loan, 7.00%, Maturing December 22, 2016	1,214,582
		Vivarte
EUR	31	Term Loan, 2.64%, Maturing March 9, 2015	39,624
EUR	122	Term Loan, 2.64%, Maturing March 9, 2015	154,095

Principal
Amount*
(000’s omitted)		Borrower/Tranche Description	Value
EUR	782	Term Loan, 2.64%, Maturing March 9, 2015	$989,731
EUR	782	Term Loan, 3.26%, Maturing March 8, 2016	989,731
EUR	31	Term Loan, 3.26%, Maturing May 29, 2016	39,624
EUR	122	Term Loan, 3.26%, Maturing May 29, 2016	154,095
		Yankee Candle Company, Inc. (The)
	3,923	Term Loan, 2.26%, Maturing February 6, 2014	3,907,325

			$15,432,089

Steel — 0.1%
		Niagara Corp.
	1,981	Term Loan, 10.50%, Maturing June 29, 2014(3)(5)	$1,876,361

			$1,876,361

Telecommunications — 1.9%
		Asurion Corp.
	2,419	Term Loan, 3.26%, Maturing July 3, 2014	$2,362,104
		BCM Luxembourg, Ltd.
EUR	1,827	Term Loan, 2.75%, Maturing September 30, 2014	2,123,276
EUR	1,828	Term Loan, 3.00%, Maturing September 30, 2015	2,123,709
EUR	2,500	Term Loan - Second Lien, 5.12%, Maturing March 31, 2016	2,304,735
		Intelsat Jackson Holdings SA
	10,550	Term Loan, 5.25%, Maturing April 2, 2018	10,704,273
		IPC Systems, Inc.
GBP	1,366	Term Loan, 3.01%, Maturing May 31, 2014	1,935,814
		Macquarie UK Broadcast Ventures, Ltd.
GBP	1,071	Term Loan, 2.60%, Maturing December 1, 2014	1,527,527
		NTelos, Inc.
	1,982	Term Loan, 5.75%, Maturing August 7, 2015	2,003,291
		Telesat Canada, Inc.
	315	Term Loan, 3.26%, Maturing October 31, 2014	315,210
	3,665	Term Loan, 3.26%, Maturing October 31, 2014	3,669,673
		Wind Telecomunicazioni SpA
EUR	3,750	Term Loan, Maturing December 15, 2017(8)	5,154,995
		Windstream Corp.
	3,900	Term Loan, 3.06%, Maturing December 17, 2015	3,932,398

			$38,157,005

Utilities — 0.8%
		AEI Finance Holding, LLC
	505	Revolving Loan, 3.30%, Maturing March 30, 2012	$499,586
	3,269	Term Loan, 3.30%, Maturing March 30, 2014	3,236,176
		NRG Energy, Inc.
	748	Term Loan, 2.04%, Maturing February 1, 2013	750,239
	1	Term Loan, 2.05%, Maturing February 1, 2013	1,149
	2,993	Term Loan, 3.55%, Maturing August 31, 2015	3,012,666
	3,561	Term Loan, 3.55%, Maturing August 31, 2015	3,589,843
		Pike Electric, Inc.
	331	Term Loan, 2.06%, Maturing July 2, 2012	328,960
	250	Term Loan, 2.06%, Maturing December 10, 2012	247,834
		TXU Texas Competitive Electric Holdings Co., LLC
	3,048	Term Loan, 3.76%, Maturing October 10, 2014	2,522,726
	1,113	Term Loan, 3.79%, Maturing October 10, 2014	922,175

			$15,111,354

Total Senior Floating-Rate Interests (identified cost $740,241,112)			$732,538,449

Corporate Bonds & Notes — 49.0%

Principal
Amount
(000’s omitted)	Security	Value
Aerospace and Defense — 0.4%
	Alliant Techsystems, Inc.
$760	6.875%, 9/15/20	$788,500
	BE Aerospace, Inc.
1,465	6.875%, 10/1/20	1,527,263
	TransDigm, Inc., Sr. Sub. Notes
5,255	7.75%, 12/15/18(9)	5,662,262

		$7,978,025

Agriculture — 0.0%(7)
	Brickman Group Holdings, Inc., Sr. Notes
$685	9.125%, 11/1/18(9)	$723,531

		$723,531

Air Transport — 0.6%
	AMGH Merger Sub, Inc.
$1,845	9.25%, 11/1/18(9)	$1,971,844
	Burlington Northern Santa Fe, LLC, Sr. Notes
750	6.15%, 5/1/37	799,308
	CHC Helicopter SA, Sr. Notes
8,140	9.25%, 10/15/20(9)	8,709,800
	Southwest Airlines Co., Sr. Notes
850	5.75%, 12/15/16	926,469
	United Air Lines, Inc., Sr. Notes
261	9.875%, 8/1/13(9)	285,795

		$12,693,216

Automotive — 1.4%
	Accuride Corp.
$1,580	9.50%, 8/1/18(9)	$1,761,700
	Affinia Group, Inc., Sr. Notes
2,327	10.75%, 8/15/16(9)	2,606,240
	Allison Transmission, Inc.
285	11.00%, 11/1/15(9)	313,500
3,599	11.25%, 11/1/15(3)(9)	3,967,567
	American Axle & Manufacturing Holdings, Inc., Sr. Notes
1,305	9.25%, 1/15/17(9)	1,487,700
	Avis Budget Car Rental, LLC / Avis Budget Finance, Inc.
1,950	9.625%, 3/15/18	2,154,750
	Commercial Vehicle Group, Inc., Sr. Notes
1,570	8.00%, 7/1/13	1,546,450
	Goodyear Tire & Rubber Co. (The), Sr. Notes
3,240	10.50%, 5/15/16	3,693,600
	Lear Corp.
600	7.875%, 3/15/18	654,000
445	8.125%, 3/15/20	492,838
	Navistar International Corp.
4,270	8.25%, 11/1/21	4,729,025
	O’Reilly Automotive, Inc.
540	4.875%, 1/14/21	536,819
	Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes
2,945	10.625%, 9/1/17(9)	3,202,687

		$27,146,876

Banks and Thrifts — 1.9%
	Ally Financial, Inc.
$4,500	8.30%, 2/12/15	$5,096,250
4,485	8.00%, 11/1/31	5,090,475

Principal
Amount
(000’s omitted)	Security	Value
	Bank of America NA
$1,750	6.00%, 10/15/36	$1,648,463
	Barclays Bank PLC
500	10.179%, 6/12/21(9)	628,703
	Capital One Financial Corp.
1,900	6.15%, 9/1/16	2,065,176
	Charter One Bank NA
800	6.375%, 5/15/12	836,743
	Citigroup, Inc.
2,500	5.00%, 9/15/14	2,621,885
	Discover Bank
1,500	7.00%, 4/15/20	1,644,105
	Fifth Third Bancorp
450	8.25%, 3/1/38	531,169
	General Motors Acceptance Corp.
2,450	8.00%, 12/31/18	2,682,750
	HSBC Bank USA
500	4.625%, 4/1/14	529,560
1,425	6.00%, 8/9/17	1,548,079
	Intesa Sanpaolo SPA, Sr. Notes
500	3.625%, 8/12/15(9)	473,818
	Itau Unibanco Holding SA
1,000	6.20%, 4/15/20(9)	1,007,943
	KeyBank NA
500	5.45%, 3/3/16	528,493
	Lloyds TSB Bank PLC
700	6.50%, 9/14/20(9)	654,348
	Manufacturers & Traders Trust Co., Variable Rate
2,165	5.629% to 12/1/16, 12/21/21(10)	2,053,308
	Morgan Stanley
900	4.75%, 4/1/14	934,799
	Royal Bank of Scotland Group PLC
545	5.625%, 8/24/20	526,778
	Sovereign Bank
970	5.125%, 3/15/13	995,957
	Standard Chartered Bank, Sr. Notes
2,275	6.40%, 9/26/17(9)	2,457,071
	Svenska Handelsbanken AB, Sr. Notes
1,000	4.875%, 6/10/14(9)	1,072,895
	Wachovia Corp.
1,320	4.80%, 11/1/14	1,411,898

		$37,040,666

Beverage and Tobacco — 0.1%
	Anheuser-Busch InBev Worldwide, Inc.
$1,080	3.00%, 10/15/12	$1,115,771

		$1,115,771

Broadcast Radio and Television — 1.4%
	Clear Channel Communications, Inc., Sr. Notes
$10,180	6.25%, 3/15/11	$10,205,450
3,875	4.40%, 5/15/11	3,884,687
535	5.00%, 3/15/12	526,975
	Clear Channel Worldwide Holdings, Inc.
1,550	9.25%, 12/15/17	1,724,375
	Historic TW, Inc.
500	6.625%, 5/15/29	541,569
	Rainbow National Services, LLC, Sr. Sub. Notes
1,470	10.375%, 9/1/14(9)	1,528,800

Principal
Amount
(000’s omitted)	Security	Value
	Sirius XM Radio, Inc., Sr. Notes
$1,665	9.75%, 9/1/15(9)	$1,885,612
	Time Warner Cable, Inc.
1,000	7.50%, 4/1/14	1,153,984
	XM Satellite Radio Holdings, Inc.
5,080	13.00%, 8/1/13(9)	6,070,600

		$27,522,052

Brokers, Dealers and Investment Houses — 0.3%
	FMR, LLC
$750	4.75%, 3/1/13(9)	$787,359
	FMR, LLC, Sr. Notes
500	6.45%, 11/15/39(9)	482,535
	Macquarie Group, Ltd., Sr. Notes
1,300	7.30%, 8/1/14(9)	1,445,782
	SSI Investments II, Sr. Notes
3,185	11.125%, 6/1/18	3,567,200

		$6,282,876

Building and Development — 0.9%
	Associated Materials, LLC, Sr. Notes
$3,270	9.125%, 11/1/17(9)	$3,523,425
	CB Richard Ellis Service, Inc., Sr. Sub. Notes
9,415	11.625%, 6/15/17	10,968,475
	Masco Corp., Sr. Notes
850	7.125%, 3/15/20	888,106
	Ply Gem Industries, Inc., Sr. Notes
810	11.75%, 6/15/13	869,738
	Toll Brothers Finance Corp.
1,590	4.95%, 3/15/14	1,632,757

		$17,882,501

Business Equipment and Services — 2.6%
	ACCO Brands Corp., Sr. Notes
$1,600	10.625%, 3/15/15	$1,816,000
	Brocade Communications Systems, Inc., Sr. Notes
700	6.625%, 1/15/18	747,250
890	6.875%, 1/15/20	952,300
	Education Management, LLC, Sr. Notes
7,805	8.75%, 6/1/14	8,078,175
	Education Management, LLC, Sr. Sub. Notes
1,161	10.25%, 6/1/16	1,216,147
	Interface, Inc., Sr. Notes
860	7.625%, 12/1/18(9)	905,150
	Live Nation Entertainment, Inc., Sr. Notes
640	8.125%, 5/15/18(9)	664,000
	MDC Partners, Inc.
1,510	11.00%, 11/1/16	1,653,450
	MediMedia USA, Inc., Sr. Sub. Notes
2,515	11.375%, 11/15/14(9)	2,200,625
	Muzak, LLC/Muzak Finance, Sr. Notes
3,432	15.00%, 7/31/14(3)	2,702,383
	Quintiles Transnational Corp., Sr. Notes
830	9.50%, 12/30/14(3)(9)	852,825
	RSC Equipment Rental, Inc.
1,525	10.25%, 11/15/19	1,700,375
	RSC Equipment Rental, Inc., Sr. Notes
4,215	10.00%, 7/15/17(9)	4,805,100
	Sitel LLC/Sitel Finance Corp., Sr. Notes
915	11.50%, 4/1/18(9)	823,500

Principal
Amount
(000’s omitted)	Security	Value
	SunGard Data Systems, Inc., Sr. Notes
$11,035	10.625%, 5/15/15	$12,317,819
	Ticketmaster Entertainment, Inc.
4,270	10.75%, 8/1/16	4,707,675
	TransUnion LLC/TransUnion Financing Corp.
2,160	11.375%, 6/15/18(9)	2,516,400
	United Rentals North America, Inc.
3,055	10.875%, 6/15/16	3,536,162

		$52,195,336

Cable and Satellite Television — 0.7%
	Bresnan Broadband Holdings, LLC
$470	8.00%, 12/15/18(9)	$493,500
	Cablevision Systems Corp., Sr. Notes
740	8.625%, 9/15/17	830,650
1,055	7.75%, 4/15/18	1,126,212
	CCO Holdings, LLC / CCO Capital Corp.
915	7.875%, 4/30/18(9)	967,613
1,570	8.125%, 4/30/20(9)	1,679,900
	Mediacom Broadband Corp., Sr. Notes
3,290	8.50%, 10/15/15	3,388,700
	NAI Entertainment Holdings, LLC, Sr. Notes
940	8.25%, 12/15/17(9)	1,005,800
	National Cable PLC, Sr. Notes
3,270	9.125%, 8/15/16	3,498,900
	Time Warner Cable, Inc.
1,055	8.75%, 2/14/19	1,339,586

		$14,330,861

Chemicals and Plastics — 2.5%
	BWAY Holding Co.
$620	10.00%, 6/15/18(9)	$678,900
	Celanese US Holdings, LLC
880	6.625%, 10/15/18(9)	919,600
	CF Industries, Inc., Sr. Notes
2,990	6.875%, 5/1/18	3,289,000
2,230	7.125%, 5/1/20	2,483,662
	Chemtura Corp.
2,185	7.875%, 9/1/18(9)	2,337,950
	CII Carbon, LLC
2,520	11.125%, 11/15/15(9)	2,734,200
	CII Carbon, LLC, Sr. Notes
2,805	8.00%, 12/1/18(9)	2,987,325
	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Notes
1,100	9.00%, 11/15/20(9)	1,177,000
	INEOS Finance PLC, Sr. Notes
3,160	9.00%, 5/15/15(9)	3,476,000
	INEOS Group Holdings PLC, Sr. Sub. Notes
4,190	8.50%, 2/15/16(9)	4,294,750
	LBI Escrow Corp., Sr. Notes
4,023	8.00%, 11/1/17(9)	4,500,731
	Lubrizol Corp.
300	6.50%, 10/1/34	301,230
	Lyondell Chemical Co., Sr. Notes
10,000	11.00%, 5/1/18	11,450,000
	Momentive Performance Materials, Inc.
305	9.00%, 1/15/21(9)	325,588
	Nova Chemicals Corp., Sr. Notes
1,960	8.375%, 11/1/16	2,146,200

Principal
Amount
(000’s omitted)	Security	Value
	PolyOne Corp., Sr. Notes
$585	7.375%, 9/15/20	$617,175
	Reichhold Industries, Inc., Sr. Notes
2,030	9.00%, 8/15/14(9)	1,801,625
	Scotts Miracle-Gro Co. (The)
565	7.25%, 1/15/18	597,488
	Solutia, Inc.
1,725	8.75%, 11/1/17	1,912,594
	Vertellus Specialties, Inc., Sr. Notes
1,250	9.375%, 10/1/15(9)	1,348,437
	Wellman Holdings, Inc., Sr. Sub. Notes
262	5.00%, 1/29/19(3)(5)	0

		$49,379,455

Clothing/Textiles — 0.2%
	Oxford Industries, Inc., Sr. Notes
$3,055	11.375%, 7/15/15	$3,467,425

		$3,467,425

Conglomerates — 0.6%
	Amsted Industries, Inc., Sr. Notes
$3,220	8.125%, 3/15/18(9)	$3,429,300
	General Electric Co., Sr. Notes
1,625	5.00%, 2/1/13	1,739,480
	Manitowoc Co., Inc. (The)
800	9.50%, 2/15/18	890,000
2,855	8.50%, 11/1/20	3,090,537
	Polymer Group, Inc., Sr. Notes
320	7.75%, 2/1/19(9)	330,400
	RBS Global & Rexnord Corp.
1,775	11.75%, 8/1/16	1,928,094

		$11,407,811

Containers and Glass Products — 0.8%
	Ardagh Packaging Finance PLC
$1,265	9.125%, 10/15/20(9)	$1,375,688
	Ardagh Packaging Finance PLC, Sr. Notes
905	7.375%, 10/15/17(9)	953,644
	Intertape Polymer US, Inc., Sr. Sub. Notes
3,240	8.50%, 8/1/14	2,737,800
	Polypore International, Inc.
760	7.50%, 11/15/17(9)	790,400
	Reynolds Group Holdings, Inc., Sr. Notes
2,930	8.50%, 5/15/18(9)	3,069,175
1,685	7.125%, 4/15/19(9)	1,748,187
5,705	9.00%, 4/15/19(9)	6,018,775

		$16,693,669

Diversified Financial Services — 0.5%
	CIT Group, Inc., Sr. Notes
$1,570	7.00%, 5/1/14	$1,603,363
3,710	7.00%, 5/1/17	3,751,738
	FIA Card Services NA
1,100	7.125%, 11/15/12	1,199,532
	General Electric Capital Corp., Sr. Notes
1,500	5.875%, 1/14/38	1,483,934
	Goldman Sachs Group, Inc. (The)
1,100	6.75%, 10/1/37	1,105,976
	Goldman Sachs Group, Inc. (The), Sr. Notes
350	3.625%, 8/1/12	362,612

Principal
Amount
(000’s omitted)	Security	Value
	JPMorgan Chase & Co., Sr. Notes
$740	6.30%, 4/23/19	$835,248
	Morgan Stanley, Sr. Notes
600	7.25%, 4/1/32	687,970

		$11,030,373

Diversified Manufacturing Operations — 0.1%
	Hutchison Whampoa International, Ltd.
$500	6.25%, 1/24/14(9)	$556,932
400	7.45%, 11/24/33(9)	488,618

		$1,045,550

Diversified Media — 0.6%
	Catalina Marketing Corp.
$3,255	10.50%, 10/1/15(9)	$3,552,019
4,150	11.625%, 10/1/17(9)	4,694,687
	Checkout Holding Corp., Sr. Notes
4,445	0.00%, 11/15/15(9)	2,844,800

		$11,091,506

Drugs — 0.2%
	Patheon, Inc., Sr. Notes
$1,185	8.625%, 4/15/17(9)	$1,217,588
	Warner Chilcott Co. LLC
2,170	7.75%, 9/15/18(9)	2,267,650

		$3,485,238

Ecological Services and Equipment — 0.1%
	Casella Waste Systems, Inc.
$420	7.75%, 2/15/19(9)	$431,550
	Casella Waste Systems, Inc., Sr. Notes
845	11.00%, 7/15/14	952,737
	Environmental Systems Product Holdings, Inc., Jr. Notes
149	18.00%, 3/31/15(5)	127,289

		$1,511,576

Electronics/Electrical — 0.9%
	Advanced Micro Devices, Inc.
$1,670	8.125%, 12/15/17	$1,757,675
	Advanced Micro Devices, Inc., Sr. Notes
820	7.75%, 8/1/20	844,600
	Electricite De France, Sr. Notes
1,000	4.60%, 1/27/20(9)	1,028,839
	Enel Finance International SA
205	6.25%, 9/15/17(9)	223,729
1,120	6.80%, 9/15/37(9)	1,110,903
	Midamerican Energy Holdings Co., Sr. Notes
1,000	5.875%, 10/1/12	1,077,590
	NRG Energy, Inc.
3,910	8.25%, 9/1/20(9)	4,032,188
	NXP BV/NXP Funding, LLC, Variable Rate
1,025	3.053%, 10/15/13	1,018,594
	Scottish Power, Ltd., Sr. Notes
1,040	5.375%, 3/15/15	1,104,684
	Spectrum Brands, Inc.
3,599	12.00%, 8/28/19(3)	4,048,537
	Tyco Electronics Group SA
850	5.95%, 1/15/14	934,411
400	7.125%, 10/1/37	456,754

		$17,638,504

Principal
Amount
(000’s omitted)	Security	Value
Equipment Leasing — 0.2%
	AWAS Aviation Capital, Ltd., Sr. Notes
$3,030	7.00%, 10/15/16(9)	$3,060,300
	Hertz Corp.
907	8.875%, 1/1/14	935,344
25	7.50%, 10/15/18(9)	26,562

		$4,022,206

Financial Intermediaries — 0.7%
	Ford Motor Credit Co., Sr. Notes
$3,380	12.00%, 5/15/15	$4,289,264
4,975	8.00%, 12/15/16	5,649,689
1,530	8.125%, 1/15/20	1,794,854
	Janus Capital Group, Inc., Sr. Notes
2,000	6.95%, 6/15/17	2,115,248

		$13,849,055

Financial Services — 0.2%
	Credit Suisse USA, Inc.
$200	7.125%, 7/15/32	$234,202
	E*Trade Financial Corp., Sr. Notes
1,820	7.375%, 9/15/13	1,822,275
	UBS AG, Sr. Sub. Notes
1,250	7.50%, 7/15/25	1,340,786

		$3,397,263

Food Products — 1.1%
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes
$1,882	15.00%, 5/15/17(9)	$1,891,099
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes
3,435	10.75%, 5/15/16(9)	3,692,625
	Corn Products International, Inc., Sr. Notes
220	3.20%, 11/1/15	222,065
700	6.625%, 4/15/37	721,155
	Dole Foods Co., Sr. Notes
2,103	13.875%, 3/15/14	2,589,319
	Kraft Foods, Inc., Sr. Notes
500	6.50%, 2/9/40	536,690
	Michael Foods, Inc., Sr. Notes
4,360	9.75%, 7/15/18(9)	4,796,000
	Pinnacle Foods Finance, LLC
195	10.625%, 4/1/17	211,088
	Ralcorp Holdings, Inc., Sr. Notes
500	6.625%, 8/15/39	507,071
	Smithfield Foods, Inc., Sr. Notes
3,845	7.75%, 5/15/13	4,219,887
2,600	10.00%, 7/15/14(9)	3,071,250

		$22,458,249

Food Service — 0.9%
	Dunkin Finance Corp., Sr. Notes
$4,760	9.625%, 12/1/18(9)	$4,879,000
	NPC International, Inc., Sr. Sub. Notes
4,370	9.50%, 5/1/14	4,522,950
	Starbucks Corp.
1,520	6.25%, 8/15/17	1,715,884
	U.S. Foodservice, Inc., Sr. Notes
6,100	10.25%, 6/30/15(9)	6,344,000

		$17,461,834

Principal
Amount
(000’s omitted)	Security	Value
Food/Drug Retailers — 0.9%
	General Nutrition Center, Sr. Notes, Variable Rate
$11,060	5.75%, 3/15/14(3)	$11,039,262
	General Nutrition Center, Sr. Sub. Notes
6,905	10.75%, 3/15/15	6,991,313

		$18,030,575

Forest Products — 0.3%
	Boise Paper Holdings, LLC
$605	8.00%, 4/1/20	$657,938
	Domtar Corp., Sr. Notes
2,995	10.75%, 6/1/17	3,833,600
	Verso Paper Holdings, LLC/Verso Paper, Inc.
870	11.375%, 8/1/16	941,775

		$5,433,313

Health Care — 3.5%
	Accellent, Inc., Sr. Notes
$2,910	8.375%, 2/1/17	$3,062,775
	Alere, Inc., Sr. Notes
3,335	7.875%, 2/1/16	3,455,894
	American Renal Holdings, Sr. Notes
600	8.375%, 5/15/18	620,250
	Bio-Rad Laboratories, Inc.
800	8.00%, 9/15/16	886,000
	Biomet, Inc.
3,415	10.375%, 10/15/17(3)	3,841,875
11,485	11.625%, 10/15/17	13,035,475
	DJO Finance, LLC/DJO Finance Corp.
5,070	10.875%, 11/15/14	5,589,675
	Endo Pharmaceuticals Holdings, Inc.
605	7.00%, 12/15/20(9)	629,200
	Fresenius US Finance II, Inc., Sr. Notes
1,400	9.00%, 7/15/15(9)	1,615,250
	HCA, Inc.
2,115	9.25%, 11/15/16	2,286,844
540	9.625%, 11/15/16(3)	583,875
	HCA, Inc., Sr. Notes
3,585	9.875%, 2/15/17	3,988,312
3,795	7.75%, 5/15/21(9)	3,975,263
	Hillenbrand, Inc., Sr. Notes
1,800	5.50%, 7/15/20	1,784,918
	inVentiv Health, Inc., Sr. Notes
1,100	10.00%, 8/15/18(9)	1,116,500
	MedAssets, Inc.
760	8.00%, 11/15/18(9)	790,400
	Multiplan, Inc.
3,305	9.875%, 9/1/18(9)	3,573,531
	National Mentor Holdings, Inc.
2,435	11.25%, 7/1/14	2,578,056
	Quest Diagnostics, Inc.
700	4.75%, 1/30/20	694,190
500	6.95%, 7/1/37	525,252
	US Oncology, Inc.
5,350	10.75%, 8/15/14	5,584,062
	US Oncology, Inc., Sr. Notes
1,815	9.125%, 8/15/17	2,246,063

Principal
Amount
(000’s omitted)	Security	Value
	Valeant Pharmaceuticals International
$1,520	6.75%, 10/1/17(9)	$1,573,200
2,370	6.875%, 12/1/18(9)	2,447,025
2,280	7.00%, 10/1/20(9)	2,362,650

		$68,846,535

Home Furnishings — 0.1%
	Sealy Mattress Co., Sr. Notes
$1,494	10.875%, 4/15/16(9)	$1,705,028

		$1,705,028

Industrial Equipment — 1.4%
	Cameron International Corp., Sr. Notes
$1,960	6.375%, 7/15/18	$2,173,965
	CEVA Group PLC, Sr. Notes
1,250	11.625%, 10/1/16(9)	1,387,500
4,695	8.375%, 12/1/17(9)	4,835,850
3,115	11.50%, 4/1/18(9)	3,422,606
	Chart Industries, Inc., Sr. Sub. Notes
2,170	9.125%, 10/15/15	2,240,525
	Pinafore, LLC/Pinafore, Inc., Sr. Notes
6,285	9.00%, 10/1/18(9)	6,968,494
	Terex Corp., Sr. Notes
5,550	10.875%, 6/1/16	6,465,750

		$27,494,690

Insurance — 0.8%
	Aflac, Inc., Sr. Notes
$1,000	6.45%, 8/15/40	$1,015,758
	Alliant Holdings I, Inc.
2,455	11.00%, 5/1/15(9)	2,608,438
	General American Life Insurance Co.
2,200	7.625%, 1/15/24(9)	2,637,373
	HUB International Holdings, Inc., Sr. Notes
1,825	9.00%, 12/15/14(9)	1,907,125
	Nationwide Mutual Insurance Co.
1,660	9.375%, 8/15/39(9)	1,943,337
	PartnerRe Finance B, LLC
1,075	5.50%, 6/1/20	1,077,943
	QBE Insurance Group, Ltd., Sr. Notes
1,235	9.75%, 3/14/14(9)	1,447,599
	U.S.I. Holdings Corp., Sr. Notes, Variable Rate
1,380	4.161%, 11/15/14(9)	1,300,650
	XL Group PLC, Sr. Notes
535	5.25%, 9/15/14	567,459
1,250	6.25%, 5/15/27	1,242,915

		$15,748,597

Leisure Goods/Activities/Movies — 1.1%
	AMC Entertainment, Inc., Sr. Notes
$1,145	8.75%, 6/1/19	$1,233,737
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp.
2,170	12.50%, 4/1/13(5)(6)(9)	0
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
3,975	0.00%, 4/1/12(5)(6)(9)	0
	NCL Corp, Ltd., Sr. Notes
1,520	11.75%, 11/15/16	1,816,400
1,540	9.50%, 11/15/18(9)	1,659,350

Principal
Amount
(000’s omitted)	Security	Value
	Regal Entertainment Group
$1,095	9.125%, 8/15/18	$1,173,019
	Royal Caribbean Cruises, Sr. Notes
2,205	7.00%, 6/15/13	2,370,375
1,400	6.875%, 12/1/13	1,513,750
660	7.25%, 6/15/16	716,100
1,680	7.25%, 3/15/18	1,822,800
	Universal City Development Partners, Ltd./UCDP Finance, Inc.
4,525	8.875%, 11/15/15	4,909,625
4,345	10.875%, 11/15/16	4,844,675

		$22,059,831

Lodging and Casinos — 4.1%
	Buffalo Thunder Development Authority
$4,300	9.375%, 12/15/14(6)(9)	$1,397,500
	CCM Merger, Inc.
1,625	8.00%, 8/1/13(9)	1,625,000
	Chukchansi EDA, Sr. Notes, Variable Rate
3,080	3.943%, 11/15/12(9)	2,021,250
	Fontainebleau Las Vegas Casino, LLC
9,180	10.25%, 6/15/15(6)(9)	34,425
	Harrah’s Operating Co., Inc.
3,300	5.375%, 12/15/13	3,106,125
8,540	5.625%, 6/1/15	6,917,400
	Harrah’s Operating Co., Inc., Sr. Notes
4,615	11.25%, 6/1/17	5,261,100
3,035	12.75%, 4/15/18(9)	3,156,400
780	10.00%, 12/15/18	711,750
	Inn of the Mountain Gods Resort & Casino, Sr. Notes
5,615	12.00%, 11/15/10(6)	3,172,475
	Majestic HoldCo, LLC
1,540	12.50%, 10/15/11(6)(9)	169
	Mandalay Resort Group
5,735	6.375%, 12/15/11	5,835,362
	MCE Finance, Ltd., Sr. Notes
2,205	10.25%, 5/15/18	2,546,775
	MGM Resorts International
13,455	6.75%, 9/1/12	13,690,462
	MGM Resorts International, Sr. Notes
1,655	10.375%, 5/15/14	1,882,563
1,715	11.125%, 11/15/17	1,989,400
755	9.00%, 3/15/20(9)	838,050
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
4,830	8.00%, 4/1/12	4,117,575
3,375	7.125%, 8/15/14	2,430,000
4,550	6.875%, 2/15/15	3,253,250
	Peninsula Gaming, LLC
495	8.375%, 8/15/15	527,175
2,235	10.75%, 8/15/17	2,475,263
985	10.75%, 8/15/17(9)	1,084,116
	San Pasqual Casino
1,215	8.00%, 9/15/13(9)	1,222,594
	Seminole Hard Rock Entertainment, Variable Rate
2,010	2.802%, 3/15/14(9)	1,909,500
	Starwood Hotels & Resorts Worldwide, Inc.
1,300	6.75%, 5/15/18	1,404,000
	Tunica-Biloxi Gaming Authority, Sr. Notes
3,565	9.00%, 11/15/15(9)	3,547,175
	Waterford Gaming, LLC, Sr. Notes
4,666	8.625%, 9/15/14(5)(9)	3,009,103

Principal
Amount
(000’s omitted)	Security	Value
	Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
$3,165	7.75%, 8/15/20	$3,370,725

		$82,536,682

Nonferrous Metals/Minerals — 1.1%
	Arch Coal, Inc.
$1,085	7.25%, 10/1/20	$1,147,388
	Arch Coal, Inc., Sr. Notes
980	8.75%, 8/1/16	1,090,250
	Consol Energy, Inc.
1,785	8.00%, 4/1/17(9)	1,945,650
1,495	8.25%, 4/1/20(9)	1,640,763
	FMG Resources PTY, Ltd., Sr. Notes
7,835	7.00%, 11/1/15(9)	8,128,812
	Novelis, Inc.
3,010	8.375%, 12/15/17(9)	3,258,325
3,010	8.75%, 12/15/20(9)	3,284,662
	Vale, Ltd.
300	6.875%, 11/21/36	316,596
	Vale, Ltd., Sr. Notes
500	5.70%, 10/15/15	545,338

		$21,357,784

Oil and Gas — 4.2%
	Anadarko Petroleum Corp., Sr. Notes
$3,910	6.375%, 9/15/17	$4,324,769
	Atkore International, Inc., Sr. Notes
1,495	9.875%, 1/1/18(9)	1,603,387
	ATP Oil & Gas Corp., Sr. Notes
1,575	11.875%, 5/1/15	1,559,250
	Berry Petroleum Co., Sr. Notes
2,435	10.25%, 6/1/14	2,818,512
	Bill Barrett Corp.
505	9.875%, 7/15/16	566,863
	Calfrac Holdings, L.P., Sr. Notes
955	7.50%, 12/1/20(9)	983,650
	Carrizo Oil & Gas, Inc.
4,190	8.625%, 10/15/18(9)	4,420,450
	Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes
2,506	9.00%, 4/1/15(9)	2,744,070
	Compton Petroleum Finance Corp.
987	10.00%, 9/15/17	824,233
	Concho Resources, Inc., Sr. Notes
1,800	7.00%, 1/15/21	1,881,000
	Continental Resources, Inc.
305	7.375%, 10/1/20	326,350
735	7.125%, 4/1/21(9)	779,100
	Denbury Resources, Inc.
1,674	8.25%, 2/15/20	1,851,862
	Denbury Resources, Inc., Sr. Sub. Notes
640	7.50%, 12/15/15	668,800
3,285	9.75%, 3/1/16	3,728,475
	El Paso Corp., Sr. Notes
1,664	9.625%, 5/15/12	1,775,796
	El Paso Tennessee Pipeline Co., Sr. Notes
3,860	7.25%, 12/15/25	3,740,702
	Energy Transfer Partners , L.P., Sr. Notes
900	6.00%, 7/1/13	979,096
550	7.50%, 7/1/38	642,428

Principal
Amount
(000’s omitted)	Security	Value
	EXCO Resources, Inc.
$760	7.50%, 9/15/18	$763,800
	Forbes Energy Services, Sr. Notes
4,485	11.00%, 2/15/15	4,529,850
	Forest Oil Corp.
410	7.25%, 6/15/19	427,425
	Frac Tech Services LLC/Frac Tech Finance, Inc.
1,540	7.125%, 11/15/18(9)	1,580,425
	Frontier Oil Corp.
610	6.875%, 11/15/18	631,350
	Harvest Operations Corp.
920	6.875%, 10/1/17(9)	953,350
	Holly Corp.
1,435	9.875%, 6/15/17	1,589,262
	Kinder Morgan Energy Partners, L.P.
530	5.85%, 9/15/12	569,250
	Kinder Morgan Energy Partners, L.P., Sr. Notes
600	6.55%, 9/15/40	625,339
	Marathon Petroleum Corp.
450	5.125%, 3/1/21(9)	454,560
	OPTI Canada, Inc., Sr. Notes
1,975	8.25%, 12/15/14	1,194,875
	Petrobras International Finance Co.
1,300	9.125%, 7/2/13	1,509,625
700	6.875%, 1/20/40	723,871
	Petroleum Development Corp., Sr. Notes
1,870	12.00%, 2/15/18	2,117,775
	Petroplus Finance, Ltd.
430	6.75%, 5/1/14(9)	416,563
2,705	7.00%, 5/1/17(9)	2,502,125
	Petroplus Finance, Ltd., Sr. Notes
3,335	9.375%, 9/15/19(9)	3,268,300
	Precision Drilling Corp.
2,175	6.625%, 11/15/20(9)	2,253,844
	Quicksilver Resources, Inc., Sr. Notes
5,490	11.75%, 1/1/16	6,450,750
	Range Resources Corp.
1,815	6.75%, 8/1/20	1,914,825
	Rockies Express Pipeline, LLC, Sr. Notes
600	3.90%, 4/15/15(9)	594,586
400	6.875%, 4/15/40(9)	388,202
	Rosetta Resources, Inc.
1,115	9.50%, 4/15/18	1,236,256
	Rowan Cos., Inc., Sr. Notes
1,890	7.875%, 8/1/19	2,227,210
	SandRidge Energy, Inc.
685	8.75%, 1/15/20	732,950
	SESI, LLC, Sr. Notes
690	6.875%, 6/1/14	700,350
	SM Energy Co., Sr. Notes
700	6.625%, 2/15/19(9)	700,000
	Southwestern Energy Co., Sr. Notes
4,200	7.50%, 2/1/18	4,803,750
	Statoil ASA
230	5.10%, 8/17/40	221,969
	Transocean, Inc., Sr. Notes
300	6.80%, 3/15/38	305,741

Principal
Amount
(000’s omitted)	Security	Value
	Weatherford International, Ltd., Sr. Notes
$500	6.50%, 8/1/36	$511,643

		$83,118,614

Publishing — 1.3%
	Laureate Education, Inc.
$8,540	10.00%, 8/15/15(9)	$8,988,350
4,454	10.25%, 8/15/15(3)(9)	4,628,756
8,000	11.75%, 8/15/17(9)	8,740,000
	Nielsen Finance, LLC
1,619	11.50%, 5/1/16	1,896,254
905	12.50%, (0.00% until 8/1/11), 8/1/16	955,906
	Nielsen Finance, LLC, Sr. Notes
195	11.625%, 2/1/14	228,394

		$25,437,660

Radio and Television — 0.2%
	WMG Acquisition Corp., Sr. Notes
$3,660	9.50%, 6/15/16	$3,929,925

		$3,929,925

Rail Industries — 0.5%
	American Railcar Industry, Sr. Notes
$2,020	7.50%, 3/1/14	$2,055,350
	Greenbrier Cos., Inc.
160	8.375%, 5/15/15	164,400
	Kansas City Southern Mexico, Sr. Notes
2,530	7.625%, 12/1/13	2,586,925
1,055	7.375%, 6/1/14	1,105,113
4,000	8.00%, 6/1/15	4,340,000
500	8.00%, 2/1/18	546,875

		$10,798,663

Real Estate Investment Trusts (REITs) — 0.2%
	CB Richard Ellis Services, Inc.
$3,270	6.625%, 10/15/20(9)	$3,286,350
	Developers Diversified Realty Corp., Sr. Notes
950	9.625%, 3/15/16	1,143,979
470	7.50%, 4/1/17	530,598

		$4,960,927

Retailers (Except Food and Drug) — 3.9%
	Amscan Holdings, Inc., Sr. Sub. Notes
$8,040	8.75%, 5/1/14	$8,160,600
	AutoZone, Inc., Sr. Notes
475	5.875%, 10/15/12	511,167
	Express, LLC/Express Finance Corp.
6,245	8.75%, 3/1/18	6,697,762
	Giraffe Acquisition Corp., Sr. Notes
3,025	9.125%, 12/1/18(9)	3,206,500
	Home Depot, Inc., Sr. Notes
450	5.875%, 12/16/36	455,364
	Limited Brands, Inc.
3,325	8.50%, 6/15/19	3,807,125
	Macy’s Retail Holdings, Inc.
740	8.375%, 7/15/15	862,100
400	6.90%, 4/1/29	398,500
	Michaels Stores, Inc.
4,990	13.00%, (0.00% until 11/1/11), 11/1/16	5,039,900

Principal
Amount
(000’s omitted)	Security	Value
	Neiman Marcus Group, Inc.
$6,190	9.00%, 10/15/15(3)	$6,514,657
	PETCO Animal Supplies, Inc.
3,690	9.25%, 12/1/18(9)	3,985,200
	Phillips-Van Heusen Corp., Sr. Notes
3,085	7.75%, 11/15/23	3,411,652
	Sally Holdings, LLC, Sr. Notes
18,715	10.50%, 11/15/16	20,773,650
	Toys “R” Us
4,305	7.875%, 4/15/13	4,584,825
6,740	10.75%, 7/15/17	7,767,850
	Toys ‘‘R” Us, Sr. Notes
1,925	7.375%, 9/1/16(9)	2,050,125

		$78,226,977

Steel — 0.0%(7)
	RathGibson, Inc., Sr. Notes
$4,915	11.25%, 2/15/14(6)	$492
	United States Steel Corp., Sr. Notes
750	7.375%, 4/1/20	781,875

		$782,367

Technology — 0.2%
	Abengoa Finance SAU
$1,910	8.875%, 11/1/17(9)	$1,874,188
	International Game Technology, Sr. Notes
1,646	7.50%, 6/15/19	1,886,225
	Western Union Co. (The)
1,000	6.20%, 11/17/36	972,943

		$4,733,356

Telecommunications — 4.8%
	America Movil SAB de CV
$1,200	5.50%, 3/1/14	$1,312,895
	Avaya, Inc., Sr. Notes
1,455	9.75%, 11/1/15	1,513,200
5,793	10.125%, 11/1/15(3)	6,067,932
	British Telecommunications PLC, Sr. Notes
915	5.95%, 1/15/18	1,011,731
	Clearwire Communications, LLC/Clearwire Finance, Inc., Sr. Notes
315	12.00%, 12/1/15(9)	344,925
985	12.00%, 12/1/15(9)	1,078,575
	Digicel Group, Ltd., Sr. Notes
4,660	12.00%, 4/1/14(9)	5,458,025
3,655	8.25%, 9/1/17(9)	3,824,044
	Intelsat Bermuda, Ltd.
14,205	11.25%, 6/15/16	15,341,400
	Intelsat Jackson Holdings, Ltd.
825	11.50%, 6/15/16	893,063
	Intelsat Luxembourg SA
3,290	11.50%, 2/4/17	3,679,832
	Intelsat SA, Sr. Notes
7,845	6.50%, 11/1/13	8,325,506
	Intelsat Subsidiary Holdings Co., Ltd.
680	8.875%, 1/15/15(9)	702,100
	Nextel Communications, Inc., Series E
1,795	6.875%, 10/31/13	1,815,194
	NII Capital Corp.
3,490	10.00%, 8/15/16	3,926,250

Principal
Amount
(000’s omitted)	Security	Value
	SBA Telecommunications, Inc.
$1,475	8.00%, 8/15/16	$1,618,812
985	8.25%, 8/15/19	1,090,888
	Sprint Capital Corp.
5,320	6.90%, 5/1/19	5,359,900
585	6.875%, 11/15/28	526,500
	Telecom Italia Capital SA
660	5.25%, 11/15/13	688,649
950	7.175%, 6/18/19	1,029,640
	Telefonica Emisiones SAU
2,350	5.877%, 7/15/19	2,467,267
	Telesat Canada/Telesat, LLC, Sr. Notes
3,625	11.00%, 11/1/15	4,087,187
	Telesat Canada/Telesat, LLC, Sr. Sub. Notes
6,830	12.50%, 11/1/17	8,298,450
	West Corp.
3,045	7.875%, 1/15/19(9)	3,166,800
	Wind Acquisition Finance SA, Sr. Notes
2,685	11.75%, 7/15/17(9)	3,074,325
2,674	12.25%, 7/15/17(9)	3,101,069
	Windstream Corp.
4,800	8.125%, 9/1/18	5,124,000

		$94,928,159

Utilities — 0.5%
	Calpine Construction Finance Co., Sr. Notes
$4,275	8.00%, 6/1/16(9)	$4,606,312
	NGC Corp.
4,395	7.625%, 10/15/26	2,867,738
	NRG Energy, Inc., Sr. Notes
2,825	7.375%, 2/1/16	2,930,938
	Reliant Energy, Inc., Sr. Notes
360	7.625%, 6/15/14	379,800

		$10,784,788

Total Corporate Bonds & Notes (identified cost $925,507,240)		$973,765,896

Foreign Government Securities — 0.0%(7)

Principal
Amount
(000’s omitted)	Security	Value
$300	Government of Bermuda, Sr. Notes, 5.603%, 7/20/20(9)	$314,452

Total Foreign Government Securities (identified cost $300,000)		$314,452

Mortgage Pass-Throughs — 28.6%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$31,133	5.00%, with various maturities to 2019	$33,302,214
9,514	5.50%, with various maturities to 2032	10,287,002
11,054	6.00%, with various maturities to 2031	11,993,670
30,898	6.50%, with various maturities to 2032	34,245,028
37,363	7.00%, with various maturities to 2036	41,655,764
456	7.13%, with maturity at 2023	518,705

Principal
Amount
(000’s omitted)	Security	Value
$20,645	7.50%, with various maturities to 2029	$23,655,539
731	7.65%, with maturity at 2022	844,266
89	7.70%, with maturity at 2022	102,450
13,027	8.00%, with various maturities to 2030	15,099,137
386	8.25%, with maturity at 2020	447,829
1,057	8.30%, with maturity at 2020	1,228,204
9,879	8.50%, with various maturities to 2031	11,680,658
3,298	9.00%, with various maturities to 2031	3,844,898
2,681	9.50%, with various maturities to 2025	3,141,448
381	10.00%, with maturity at 2020	440,960
347	10.50%, with maturity at 2020	410,786
385	12.00%, with maturity at 2020	431,690
26	13.00%, with maturity at 2015	29,581

		$193,359,829

	Federal National Mortgage Association:
$2,603	2.593%, with maturity at 2022(11)	$2,682,702
4,731	3.261%, with maturity at 2036(11)	4,963,344
4,285	4.50%, with maturity at 2018	4,533,923
26,398	5.00%, with various maturities to 2018	28,239,012
11,140	5.50%, with various maturities to 2028	12,035,137
18,316	6.00%, with various maturities to 2033	20,017,510
14,207	6.323%, with maturity at 2032(11)	15,374,684
36,479	6.50%, with various maturities to 2036	40,586,289
323	6.75%, with maturity at 2023	352,940
53,685	7.00%, with various maturities to 2036	60,448,631
21,775	7.50%, with various maturities to 2035(12)	25,153,579
8,690	8.00%, with various maturities to 2031	10,044,582
17	8.25%, with maturity at 2018	19,161
1,980	8.336%, with maturity at 2027(13)	2,333,181
9,872	8.50%, with various maturities to 2030	11,612,996
821	8.507%, with maturity at 2028(13)	934,571
582	8.603%, with maturity at 2029(13)	689,802
781	8.626%, with maturity at 2027(13)	920,062
107	8.722%, with maturity at 2024(13)	119,923
12,829	9.00%, with various maturities to 2027	15,186,656
504	9.434%, with maturity at 2018(13)	578,373
3,492	9.50%, with various maturities to 2030	4,111,897
734	9.987%, with maturity at 2025(13)	844,217
950	10.00%, with various maturities to 2020	1,093,647
650	10.425%, with maturity at 2019(13)	733,055
855	10.50%, with maturity at 2021	997,280
232	11.50%, with maturity at 2016	257,385
1	12.50%, with maturity at 2011	571

		$264,865,110

	Government National Mortgage Association:
$2,587	6.00%, with maturity at 2024	$2,854,104
20,578	6.50%, with various maturities to 2032	23,122,436
12,662	7.00%, with various maturities to 2033	14,435,212
27,229	7.50%, with various maturities to 2032	31,587,722
17,688	8.00%, with various maturities to 2034	20,699,288
594	8.30%, with maturity at 2020	689,006
1,073	8.50%, with various maturities to 2022	1,249,038
5,350	9.00%, with various maturities to 2026	6,312,545
7,546	9.50%, with various maturities to 2026	8,972,774

Principal
Amount
(000’s omitted)	Security	Value
$432	10.00%, with maturity at 2019	$499,009

		$110,421,134

Total Mortgage Pass-Throughs (identified cost $542,837,525)		$568,646,073

Collateralized Mortgage Obligations — 6.6%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$1,447	Series 24, Class J, 6.25%, 11/25/23	$1,579,038
1,620	Series 1497, Class K, 7.00%, 4/15/23	1,619,888
2,663	Series 1529, Class Z, 7.00%, 6/15/23	2,717,639
2,307	Series 1620, Class Z, 6.00%, 11/15/23	2,516,177
764	Series 1677, Class Z, 7.50%, 7/15/23	875,220
11,912	Series 1702, Class PZ, 6.50%, 3/15/24	13,318,898
4,309	Series 2113, Class QG, 6.00%, 1/15/29	4,699,827
587	Series 2122, Class K, 6.00%, 2/15/29	629,756
398	Series 2130, Class K, 6.00%, 3/15/29	436,622
407	Series 2167, Class BZ, 7.00%, 6/15/29	436,885
3,080	Series 2182, Class ZB, 8.00%, 9/15/29	3,438,532
4,514	Series 2198, Class ZA, 8.50%, 11/15/29	4,734,689
10,237	Series 2245, Class A, 8.00%, 8/15/27	11,792,436
3,788	Series 2458, Class ZB, 7.00%, 6/15/32	4,263,245

		$53,058,852

	Federal National Mortgage Association:
$402	Series G92-44, Class Z, 8.00%, 7/25/22	$449,096
653	Series G92-44, Class ZQ, 8.00%, 7/25/22	730,751
989	Series G92-46, Class Z, 7.00%, 8/25/22	1,107,588
1,692	Series G92-60, Class Z, 7.00%, 10/25/22	1,886,645
17,692	Series G93-35, Class ZQ, 6.50%, 11/25/23	19,641,965
4,004	Series G93-40, Class H, 6.40%, 12/25/23	4,449,472
264	Series 1988-14, Class I, 9.20%, 6/25/18	300,869
234	Series 1989-1, Class D, 10.30%, 1/25/19	264,766
442	Series 1989-34, Class Y, 9.85%, 7/25/19	521,223
340	Series 1990-17, Class G, 9.00%, 2/25/20	394,913
174	Series 1990-27, Class Z, 9.00%, 3/25/20	201,811
183	Series 1990-29, Class J, 9.00%, 3/25/20	211,776
792	Series 1990-43, Class Z, 9.50%, 4/25/20	932,737
290	Series 1991-98, Class J, 8.00%, 8/25/21	332,178
2,113	Series 1992-77, Class ZA, 8.00%, 5/25/22	2,437,044
135	Series 1992-103, Class Z, 7.50%, 6/25/22	153,441
235	Series 1992-113, Class Z, 7.50%, 7/25/22	267,475
508	Series 1992-185, Class ZB, 7.00%, 10/25/22	571,647
1,296	Series 1993-16, Class Z, 7.50%, 2/25/23	1,480,443
1,006	Series 1993-22, Class PM, 7.40%, 2/25/23	1,148,308
1,596	Series 1993-25, Class J, 7.50%, 3/25/23	1,820,203
2,911	Series 1993-30, Class PZ, 7.50%, 3/25/23	3,331,128
3,533	Series 1993-42, Class ZQ, 6.75%, 4/25/23	3,948,062
545	Series 1993-56, Class PZ, 7.00%, 5/25/23	611,129
649	Series 1993-156, Class ZB, 7.00%, 9/25/23	726,748
4,652	Series 1994-45, Class Z, 6.50%, 2/25/24	5,190,100
2,459	Series 1994-89, Class ZQ, 8.00%, 7/25/24	2,855,623
2,556	Series 1996-57, Class Z, 7.00%, 12/25/26	2,884,612
1,307	Series 1997-77, Class Z, 7.00%, 11/18/27	1,484,428
1,069	Series 1998-44, Class ZA, 6.50%, 7/20/28	1,192,923
477	Series 1999-45, Class ZG, 6.50%, 9/25/29	532,288
3,529	Series 2000-22, Class PN, 6.00%, 7/25/30	3,901,022
546	Series 2001-37, Class GA, 8.00%, 7/25/16	596,289

Principal
Amount
(000’s omitted)	Security	Value
$872	Series 2002-1, Class G, 7.00%, 7/25/23	$977,974
4,108	Series 2002-21, Class PE, 6.50%, 4/25/32	4,570,310

		$72,106,987

	Government National Mortgage Association:
$4,252	Series 2002-45, Class PG, 6.00%, 3/17/32	$4,623,349
347	Series 2005-72, Class E, 12.00%, 11/16/15	387,607

		$5,010,956

Total Collateralized Mortgage Obligations (identified cost $123,453,551)		$130,176,795

Commercial Mortgage-Backed Securities — 9.6%

Principal
Amount
(000’s omitted)	Security	Value
$25,545	BACM, Series 2004-1, Class A4, 4.76%, 11/10/39	$26,929,301
625	BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	663,574
1,250	BSCMS, Series 2004-PWR3, Class A4, 4.715%, 2/11/41	1,315,796
3,500	BSCMS, Series 2004-PWR5, Class A3, 4.565%, 7/11/42	3,538,577
7,271	BSCMS, Series 2004-T16, Class A4, 4.32%, 2/13/46	7,342,747
2,375	CGCMT, Series 2004-C1, Class A3, 5.251%, 4/15/40(13)	2,466,551
12,215	CGCMT, Series 2004-C1, Class A4, 5.372%, 4/15/40(13)	13,195,350
32,874	COMM, Series 2004-LB2A, Class A4, 4.715%, 3/10/39(14)	34,735,346
5,284	COMM, Series 2004-LB4A, Class A3, 4.405%, 10/15/37	5,329,984
1,848	COMM, Series 2005-LP5, Class A2, 4.63%, 5/10/43	1,867,335
1,500	CSFB, Series 2003-C3, Class A5, 3.936%, 5/15/38	1,555,874
19,897	CSFB, Series 2004-C1, Class A4, 4.75%, 1/15/37(13)	20,986,474
392	CSFB, Series 2004-C3, Class A3, 4.302%, 7/15/36	391,995
1,320	GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	1,347,004
177	GMACC, Series 2002-C2, Class A2, 5.389%, 10/15/38	178,256
2,200	JPMCC, Series 2004-CBX, Class A4, 4.529%, 1/12/37	2,232,383
27,214	JPMCC, Series 2005-LDP5, Class A3, 5.234%, 12/15/44(13)(14)	28,606,176
143	LB-UBS, Series 2004-C2, Class A2, 3.246%, 3/15/29	143,156
3,551	LB-UBS, Series 2004-C6, Class A3, 4.547%, 8/15/29	3,551,991
178	LB-UBS, Series 2005-C1, Class A2, 4.31%, 2/15/30	178,140
19,775	MLMT, Series 2003-KEY1, Class A4, 5.236%, 11/12/35(13)	21,139,863
10,000	MSC, Series 2004-IQ7, Class A3, 5.35%, 6/15/38(13)	10,205,021
250	WBCMT, Series 2004-C12, Class A4, 5.305%, 7/15/41(13)	269,600
3,358	WBCMT, Series 2004-C14, Class A2, 4.368%, 8/15/41	3,459,158

Total Commercial Mortgage-Backed Securities (identified cost $184,722,939)		$191,629,652

Asset-Backed Securities — 0.4%

Principal
Amount
(000’s omitted)	Security	Value
$462	Alzette European CLO SA, Series 2004-1A, Class E2, 6.802%, 12/15/20(15)	$388,454
589	Avalon Capital Ltd. 3, Series 1A, Class D, 2.234%, 2/24/19(9)(15)	482,302
753	Babson Ltd., Series 2005-1A, Class C1, 2.253%, 4/15/19(9)(15)	615,522
1,007	Bryant Park CDO Ltd., Series 2005-1A, Class C, 2.353%, 1/15/19(3)(9)(15)	701,665
1,000	Carlyle High Yield Partners, Series 2004-6A, Class C, 2.736%, 8/11/16(9)(15)	875,295
985	Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.803%, 3/8/17(15)	874,384
500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 5.053%, 7/17/19(15)	414,618
1,881	Comstock Funding Ltd., Series 2006-1A, Class D, 4.544%, 5/30/20(9)(15)	1,517,853
1,500	Dryden Leveraged Loan, Series 2004-6A, Class C1, 2.854%, 7/30/16(9)(15)	1,333,384

Total Asset-Backed Securities (identified cost $8,170,478)		$7,203,477

U.S. Government Agency Obligations — 1.6%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Bank:
$6,585	5.375%, 5/15/19	$7,420,018
3,975	4.125%, 12/13/19	4,101,651
4,205	4.125%, 3/13/20	4,350,228
9,000	5.25%, 12/9/22	9,973,449
5,740	5.375%, 8/15/24	6,392,959

		$32,238,305

Total U.S. Government Agency Obligations (identified cost $34,333,221)		$32,238,305

Common Stocks — 1.4%

Shares	Security	Value
Aerospace and Defense — 0.0%(7)
16,105	ACTS Aero Technical Support & Service, Inc.(5)(16)(17)	$165,072

		$165,072

Automotive — 0.1%
25,372	Dayco Products, LLC(16)(17)	$1,471,576
8,949	Hayes Lemmerz International, Inc.(5)(16)(17)	474,297

		$1,945,873

Building and Development — 0.2%
3,677	Panolam Holdings Co.(5)(16)(18)	$2,923,619
1,231	United Subcontractors, Inc.(5)(16)(17)	126,966
4,575	WCI Communities, Inc.(5)(16)(17)	388,913

		$3,439,498

Chemicals and Plastics — 0.0%
243	Wellman Holdings, Inc.(5)(16)(17)	$0

		$0

Containers and Glass Products — 0.2%
142,857	Anchor Glass Container Corp.(5)(16)	$4,314,281

		$4,314,281

Diversified Manufacturing — 0.0%(7)
298,115	MEGA Brands, Inc.(16)	$204,060

		$204,060

Ecological Services and Equipment — 0.0%(7)
2,484	Environmental Systems Products Holdings, Inc.(5)(16)(18)	$15,749

		$15,749

Financial Intermediaries — 0.0%(7)
357	RTS Investor Corp.(5)(16)(17)	$8,388

		$8,388

Food Service — 0.0%(7)
30,225	Buffets, Inc.(5)(16)	$146,591

		$146,591

Home Furnishings — 0.1%
9,399	Oreck Corp.(5)(16)(17)	$731,054
26,240	Sanitec Europe Oy B Units(16)(17)	103,289
25,787	Sanitec Europe Oy E Units(5)(16)(17)	0

		$834,343

Shares	Security	Value
Leisure Goods/Activities/Movies — 0.1%
72,419	Metro-Goldwyn-Mayer Holdings, Inc.(16)(17)	$1,611,323

		$1,611,323

Lodging and Casinos — 0.0%(7)
828	Greektown Superholdings, Inc.(16)	$64,170
46,819	Herbst Gaming, Inc.(5)(16)(17)	288,874
17,051	Tropicana Entertainment, Inc.(16)(17)	294,130

		$647,174

Nonferrous Metals/Minerals — 0.0%(7)
1,636	Euramax International, Inc.(5)(16)(17)	$507,191

		$507,191

Oil and Gas — 0.0%(7)
15,874	SemGroup Corp.(16)	$457,171

		$457,171

Publishing — 0.3%
5,187	Ion Media Networks, Inc.(5)(16)(17)	$2,411,955
14,016	MediaNews Group, Inc.(5)(16)(17)	266,299
123,278	Reader’s Digest Association, Inc. (The)(16)(17)	3,128,179
2,862	Source Interlink Companies, Inc.(5)(16)(17)	36,061
1,091	Star Tribune Media Holdings Co.(5)(16)	22,911
9,296	SuperMedia, Inc.(16)	66,095

		$5,931,500

Radio and Television — 0.1%
892	New Young Broadcasting Holding Co., Inc.(5)(16)(17)	$2,118,500

		$2,118,500

Steel — 0.3%
33,937	KNIA Holdings, Inc.(5)(16)(17)	$393,333
218,800	RathGibson Acquisition Co., LLC(5)(16)(18)	5,128,672

		$5,522,005

Total Common Stocks (identified cost $16,120,425)		$27,868,719

Convertible Bonds — 0.2%

Principal
Amount
(000’s omitted)	Security	Value
Drugs — 0.2%
$2,960	Kendle International, Inc., 3.375%, 7/15/12	$2,800,900

		$2,800,900

Oil and Gas — 0.0%(7)
$700	Transocean, Inc., 1.50%, 12/15/37	$686,875

		$686,875

Total Convertible Bonds (identified cost $3,484,747)		$3,487,775

Preferred Stocks — 0.1%

Shares/Units	Security	Value
Business Equipment and Services — 0.0%(7)
202,841	Muzak Holding, LLC, 10.00%(3)(15)(16)(18)	$319,463

		$319,463

Shares/Units	Security	Value
Ecological Services and Equipment — 0.0%(7)
569	Environmental Systems Products Holdings, Inc., Series A(5)(16)(18)	$35,403

		$35,403

Financial Services — 0.0%(7)
30,740	Citigroup Capital XIII, 7.875%	$821,680

		$821,680

Lodging and Casinos — 0.0%(7)
6,494	Fontainebleau Resorts, LLC(3)(5)(16)(18)	$65

		$65

Oil, Gas & Consumable Fuels — 0.1%
9,691	Chesapeake Energy Corp., Convertible	$894,479

		$894,479

Total Preferred Stocks (identified cost $10,322,200)		$2,071,090

Warrants — 0.0%(7)

Shares	Security	Value
Chemicals and Plastics — 0.0%
663	Foamex, Series A, Expires 12/31/13(5)(16)(17)	$0
663	Foamex, Series B, Expires 12/31/15(5)(16)(17)	0

		$0

Food Products — 0.0%(7)
1,745	ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(16)	$218,125

		$218,125

Oil and Gas — 0.0%(7)
16,708	SemGroup Corp., Expires 11/30/14(16)	$116,956

		$116,956

Publishing — 0.0%(7)
23,833	Reader’s Digest Association, Inc. (The), Expires 2/19/14(5)(16)(17)	$0
935	Star Tribune Media Holding, Expires 9/28/13(5)(16)	19,635

		$19,635

Radio and Television — 0.0%(7)
6	New Young Broadcasting Holding Co., Inc., Expires 12/24/24(5)(16)(17)	$14,250

		$14,250

Total Warrants (identified cost $10,478)		$368,966

Miscellaneous — 0.0%(7)

Shares	Security	Value
Cable and Satellite Television — 0.0%(7)
2,786,444	Adelphia Recovery Trust(16)	$24,744
2,500,000	Adelphia, Inc., Escrow Certificate(16)	43,750
300,000	Adelphia, Inc., Escrow Certificate(16)	5,250

		$73,744

Total Miscellaneous (identified cost $2,510,306)		$73,744

Short-Term Investments — 2.2%

Interest/
Principal
Amount
(000’s Omitted)	Description	Value
$41,538	Eaton Vance Cash Reserves Fund, LLC, 0.21%(19)	$41,538,101
1,975	State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/11	1,974,659

Total Short-Term Investments (identified cost $43,512,760)		$43,512,760

Total Investments — 136.5% (identified cost $2,635,526,982)		$2,713,896,153

Less Unfunded Loan Commitments — (0.1)%		$(1,315,609)

Net Investments — 136.4% (identified cost $2,634,211,373)		$2,712,580,544

Other Assets, Less Liabilities — (23.0)%		$(457,256,118)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (13.4)%		$(266,632,480)

Net Assets Applicable to Common Shares — 100.0%		$1,988,691,946

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

BACM	-	Bank of America Commercial Mortgage, Inc.
BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.
CGCMT	-	Citigroup Commercial Mortgage Trust
COMM	-	Commercial Mortgage Pass-Through Certificate
CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.
EUR	-	Euro
GBP	-	British Pound Sterling
GECMC	-	General Electric Commercial Mortgage Corporation
GMACC	-	GMAC Commercial Mortgage Securities, Inc.
JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Corp.
LB-UBS	-	LB-UBS Commercial Mortgage Trust
MLMT	-	Merrill Lynch Mortgage Trust
MSC	-	Morgan Stanley Capital I
WBCMT	-	Wachovia Bank Commercial Mortgage Trust

*		In U.S. dollars unless otherwise indicated.
(1)		Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.
(2)		Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.
(3)		Represents a payment-in-kind security which may pay all or a portion of interest/dividends in additional par/shares.
(4)		Defaulted matured security. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(5)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(6)		Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(7)		Amount is less than 0.05%.
(8)		This Senior Loan will settle after January 31, 2011, at which time the interest rate will be determined.
(9)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2011, the aggregate value of these securities is $343,742,536 or 17.3% of the Fund’s net assets applicable to common shares.
(10)		Security converts to floating rate after the indicated fixed-rate coupon period.
(11)		Adjustable rate mortgage security. Rate shown is the rate at January 31, 2011.
(12)		Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.
(13)		Weighted average fixed-rate coupon that changes/updates monthly.
(14)		Security held as collateral for borrowings under the Term Asset-Backed Securities Loan Facility (TALF).
(15)		Variable rate security. The stated interest rate represents the rate in effect at January 31, 2011.
(16)		Non-income producing security.
(17)		Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(18)		Restricted security.
(19)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2011 was $61,078.

A summary of open financial instruments at January 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
2/28/11	British Pound Sterling 4,212,000	United States Dollar 6,709,716	HSBC Bank USA	$(35,987)
2/28/11	Euro 47,517,685	United States Dollar 65,199,015	Goldman Sachs, Inc.	162,225
3/31/11	British Pound Sterling 4,212,000	United States Dollar 6,708,579	Goldman Sachs, Inc.	(35,434)
4/28/11	British Pound Sterling 4,338,615	United States Dollar 6,906,294	JPMorgan Chase Bank	(38,785)

				$52,019

At January 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At January 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $162,225 and $110,206, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,656,953,717

Gross unrealized appreciation	$134,176,638
Gross unrealized depreciation	(78,549,811)

Net unrealized depreciation	$55,626,827

Restricted Securities

At January 31, 2011, the Fund owned the following securities (representing 0.4% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Units	Cost		Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	(1)	$15,749
Panolam Holdings Co.	12/30/09	3,677	2,020,511		2,923,619
RathGibson Acquisition Co., LLC	6/14/10	218,800	1,161,180		5,128,672

Total Common Stocks			$3,181,691		$8,068,040

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958		$35,403
Fontainebleau Resorts, LLC	6/1/07	6,494	6,493,930		65
Muzak Holding, LLC	6/18/10	202,841	2,109,301		319,463

Total Preferred Stocks			$8,613,189		$354,931

Total Restricted Securities			$11,794,880		$8,422,971

(1)	Less than $0.50.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$725,158,266	$6,064,574	$731,222,840
Corporate Bonds & Notes	—	970,629,504	3,136,392	973,765,896
Foreign Government Securities	—	314,452	—	314,452
Mortgage Pass-Throughs	—	568,646,073	—	568,646,073
Collateralized Mortgage Obligations	—	130,176,795	—	130,176,795
Commercial Mortgage-Backed Securities	—	191,629,652	—	191,629,652
Asset-Backed Securities	—	7,203,477	—	7,203,477
U.S. Government Agency Obligations	—	32,238,305	—	32,238,305
Common Stocks	727,326	6,672,667	20,468,726	27,868,719
Convertible Bonds	—	3,487,775	—	3,487,775
Preferred Stocks	1,716,159	319,463	35,468	2,071,090
Warrants	—	335,081	33,885	368,966
Miscellaneous	—	73,744	—	73,744
Short-Term Investments	—	43,512,760	—	43,512,760

Total Investments	$2,443,485	$2,680,398,014	$29,739,045	$2,712,580,544

Forward Foreign Currency Exchange Contracts	$—	$162,225	$—	$162,225

Total	$2,443,485	$2,680,560,239	$29,739,045	$2,712,742,769

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(110,206)	$—	$(110,206)
TALF Loans Payable	—	—	(51,042,132)	(51,042,132)

Total	$—	$(110,206)	$(51,042,132)	$(51,152,338)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in			Investments in
	Senior	Investments in		Preferred Stocks,
	Floating-Rate	Corporate	Investments in	Warrants and	TALF Loans
	Interests	Bonds & Notes	Common Stocks	Miscellaneous	Payable	Total
Balance as of April 30, 2010	$2,876,960	$4,225,743	$7,842,768	$293,628	$(51,042,132)	$(35,803,033)
Realized gains (losses)	(1,700,180)	(7,254,372)	65,523	67,442	—	(8,821,587)
Change in net unrealized appreciation (depreciation)	526,390	6,467,917	8,599,146	(22,106)	—	15,571,347
Cost of purchases	984,996	6,396	3,539,594	10,311	—	4,541,297
Proceeds from sales	(71,764)	(335,193)	(613,737)	(142,081)	—	(1,162,775)
Accrued discount (premium)	25,964	25,901	64,682	—	—	116,547
Transfers to Level 3*	3,470,720	—	1,050,146	—	—	4,520,866
Transfers from Level 3*	(48,512)	—	(79,396)	(137,841)	—	(265,749)

Balance as of January 31, 2011	$6,064,574	$3,136,392	$20,468,726	$69,353	$(51,042,132)	$(21,303,087)

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2011	$(1,182,476)	$(857,379)	$8,599,146	$13,457	$—	$6,572,748

*	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments. Transfers from Level 3 to Level 2 were due to increased market trading activity resulting in the availability of significant observable inputs in determining the fair value of these investments.

At January 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Limited Duration Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President
Date: March 24, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President
Date: March 24, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 24, 2011